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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05551

AmSouth Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 7/31/05

Date of reporting period: 4/30/05

                    Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

                    A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

                    File the schedules as of the close of the reporting period as set forth in § § 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

VALUE FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
COMMON STOCKS (99.5%)
ACE Ltd.	264,400	11,359
AFLAC, Inc.	98,200	3,992
Alcoa, Inc.	374,800	10,877
American Electric Power Co., Inc.	136,000	4,789
American International Group, Inc.	211,000	10,729
Bank of America Corp.	280,000	12,611
BellSouth Corp.	148,000	3,921
Caremark Rx, Inc. (a)	185,200	7,417
Caterpillar, Inc.	127,000	11,182
ChevronTexaco Corp.	202,000	10,503
Chubb Corp.	56,000	4,580
CIT Group, Inc.	128,200	5,164
Citigroup, Inc.	348,000	16,342
ConocoPhillips	88,800	9,311
Constellation Energy Group	59,200	3,112
Costco Wholesale Corp.	161,800	6,566
Deere & Co.	74,000	4,628
Dominion Resources, Inc. #	49,100	3,702
Dow Chemical Co.	213,000	9,783
Eastman Chemical Co.	206,000	11,124
Eli Lilly & Co.	88,800	5,192
EMC Corp. (a)	450,000	5,904
Entergy Corp.	14,800	1,085
Exxon Mobil Corp.	78,900	4,500
Freddie Mac	92,200	5,672
Genuine Parts Co.	148,000	6,349
Golden West Financial Corp.	39,500	2,462
Goldman Sachs Group, Inc.	59,200	6,322
Halliburton Co. #	167,700	6,975
Health Management Associates, Inc., Class A #	394,600	9,759
Hewlett-Packard Co.	550,000	11,259
Home Depot, Inc.	227,000	8,029
Honeywell International, Inc.	148,118	5,297
IBM Corp.	54,300	4,147
Ingersoll-Rand Co., Class A	97,500	7,495
J.P. Morgan Chase & Co.	276,200	9,802
Kohl's Corp. (a)	88,400	4,208
Lincoln National Corp.	230,100	10,348
Lockheed Martin Corp.	78,900	4,809
Merrill Lynch & Co., Inc.	108,500	5,851
MetLife, Inc. #	88,800	3,454
Molson Coors Brewing Co., Class B #	107,000	6,607
Nokia Corp. - ADR	397,000	6,344
Office Depot, Inc. (a)	394,000	7,715
Pfizer, Inc.	345,300	9,382
Pier 1 Imports, Inc.	398,000	5,779
Prudential Financial, Inc.	167,300	9,561
Raytheon Co.	188,000	7,071
SBC Communications, Inc.	441,900	10,516
Sprint Corp. #	256,000	5,699
St. Paul Travelers Cos., Inc. #	456,800	16,354
Staples, Inc.	300,700	5,734
SunTrust Banks, Inc. #	55,400	4,035
Texas Instruments, Inc.	111,800	2,791
Time Warner, Inc. (a) #	138,100	2,321
Tyco International, Ltd.	323,000	10,113

See notes to schedule of portfolio investments.

VALUE FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
U.S. Bancorp	256,500	7,156
United Technologies Corp.	39,500	4,018
Verizon Communications, Inc.	217,000	7,769
Viacom, Inc., Class B	315,700	10,930
Wachovia Corp.	107,000	5,476
Washington Mutual, Inc.	315,700	13,045
WellPoint, Inc. (a)	29,600	3,781
Wells Fargo & Co.	103,600	6,210
Weyerhaeuser Co.	39,500	2,710
XL Capital, Ltd.	157,800	11,093

TOTAL COMMON STOCKS		472,821

INVESTMENT COMPANIES (0.2%)
Goldman Sachs Financial Square Prime
Obligations Fund	979,792	980

TOTAL INVESTMENT COMPANIES		980

AFFILIATED SECURITIES (0.3%)
AmSouth Prime Money Market Fund	1,429,039	1,429

TOTAL AFFILIATED SECURITIES		1,429

SHORT-TERM SECURITIES HELD
AS COLLATERAL FOR
SECURITIES LENDING (5.3%)
BNY Institutional Cash Reserve Fund	25,202,163	25,202

TOTAL SHORT-TERM SECURITIES
HELD AS COLLATERAL FOR
SECURITIES LENDING		25,202

TOTAL INVESTMENTS
(Cost $432,213)^ — 105.3%		500,432
Liabilities in excess of other assets – (5.3%)		(25,360)

NET ASSETS — 100.0%		$ 475,072

See notes to schedule of portfolio investments.

SELECT EQUITY FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
COMMON STOCKS (98.3%)
American Power Conversion Corp.	258,800	6,278
Automatic Data Processing, Inc.	225,400	9,791
Briggs & Stratton Corp.	89,800	2,907
Gannett Co., Inc.	106,000	8,162
General Mills, Inc.	123,000	6,076
H.J. Heinz Co.	169,300	6,239
Harley-Davidson, Inc.	126,400	5,943
Home Depot, Inc.	261,300	9,242
International Flavors & Fragrances, Inc.	150,000	5,685
J.M. Smucker Co.	82,478	4,093
Kimberly-Clark Corp.	95,200	5,945
McDonald's Corp.	321,100	9,412
Neenah Paper, Inc.	3,181	96
Pfizer, Inc.	108,020	2,935
Pitney Bowes, Inc.	213,600	9,552
Snap-on, Inc.	98,200	3,257
SYSCO Corp.	191,500	6,626
Tribune Co.	128,000	4,941
Wal-Mart Stores, Inc.	67,500	3,182
Walt Disney Co.	233,200	6,156
Waste Management, Inc.	291,460	8,304

TOTAL COMMON STOCKS		124,822

AFFILIATED SECURITIES (1.3%)
AmSouth Prime Money Market Fund	1,677,980	1,678
AmSouth Treasury Reserve Money
Market Fund	1,798	2

TOTAL AFFILIATED SECURITIES		1,680

TOTAL INVESTMENTS
(Cost $116,624)^ — 99.6%		126,502
Other assets in excess of liabilities — 0.4%		508

NET ASSETS — 100.0%		$127,010

See notes to schedule of portfolio investments.

ENHANCED MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
COMMON STOCKS (98.2%)
3M Co.	16,100	1,231
Abbott Laboratories	32,100	1,578
ACE Ltd.	9,600	412
ADC Telecommunications, Inc. (a)	28,200	64
Adobe Systems, Inc.	4,200	250
Advanced Micro Devices, Inc. (a)	12,200	174
AES Corp. (a)	11,300	182
Aetna, Inc.	9,400	690
AFLAC, Inc.	17,100	695
Agilent Technologies, Inc. (a)	14,900	309
Air Products and Chemicals, Inc.	7,900	464
Alberto-Culver Co.	2,950	131
Albertson's, Inc.	2,200	44
Alcoa, Inc.	25,400	737
Allegheny Energy, Inc. (a) #	2,000	49
Allegheny Technologies, Inc.	1,300	29
Allergan, Inc.	3,400	239
ALLTEL Corp.	5,200	296
Altera Corp. (a)	10,900	226
Altria Group, Inc.	39,400	2,560
Ambac Financial Group, Inc.	3,700	247
Amerada Hess Corp.	2,900	272
Ameren Corp.	3,300	171
American Electric Power Co., Inc.	6,620	233
American Express Co.	20,300	1,070
American International Group, Inc.	51,416	2,615
American Standard Cos., Inc.	3,200	143
AmerisourceBergen Corp.	3,200	196
Amgen, Inc. (a)	10,648	620
Anadarko Petroleum Corp.	4,100	299
Analog Devices, Inc.	11,900	406
Anheuser-Busch Cos., Inc.	18,300	858
Aon Corp.	5,500	115
Apache Corp.	8,902	501
Apartment Investment & Management Co., Class A	1,500	57
Apple Computer, Inc. (a)	20,300	732
Applera Corp. - Applied Biosystems Group	7,000	148
Applied Materials, Inc. (a)	40,600	604
Applied Micro Circuits Corp. (a)	10,600	28
Archer-Daniels-Midland Co.	20,311	365
Archstone-Smith Trust	3,300	119
Ashland, Inc.	2,300	155
AT&T Corp.	13,800	264
Autodesk, Inc.	6,400	204
Automatic Data Processing, Inc.	10,200	443
Avaya, Inc. (a)	13,979	121
Avery Dennison Corp.	1,800	94
Avon Products, Inc.	13,700	549
Ball Corp.	3,900	154
Bank of America Corp.	55,176	2,485
Bank of New York Co., Inc.	24,300	679
Bausch & Lomb, Inc.	900	68
Baxter International, Inc.	10,600	393
Bear Stearns Cos., Inc.	900	85
Becton, Dickinson & Co.	8,300	486
BellSouth Corp.	31,900	845

See notes to schedule of portfolio investments.

ENHANCED MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Bemis Co., Inc.	1,900	52
Best Buy Co., Inc.	8,900	448
Biomet, Inc.	4,400	170
BJ Services Co.	4,500	219
Black & Decker Corp. #	2,400	201
BMC Software, Inc. (a)	7,800	126
Boeing Co.	14,400	857
Boston Scientific Corp. (a)	26,300	778
Bristol-Myers Squibb Co.	7,800	203
Broadcom Corp., Class A (a)	8,000	239
Brown-Forman Corp., Class B	1,500	83
Brunswick Corp.	3,200	134
Burlington Northern Santa Fe Corp.	12,200	589
Burlington Resources, Inc.	13,000	632
C.R. Bard, Inc.	3,200	228
Calpine Corp. (a) #	6,700	12
Capital One Financial Corp.	4,200	298
Cardinal Health, Inc.	13,700	761
Caterpillar, Inc.	6,000	528
Cendant Corp.	31,100	619
CenterPoint Energy, Inc. #	4,900	58
Centex Corp. #	2,200	127
CenturyTel, Inc.	4,600	141
Charles Schwab Corp.	20,700	214
ChevronTexaco Corp.	42,438	2,207
Chubb Corp.	6,600	540
CIENA Corp. (a)	19,800	46
CIGNA Corp.	4,500	414
Cincinnati Financial Corp.	840	34
Cinergy Corp.	3,300	131
Circuit City Stores, Inc.	3,300	52
Cisco Systems, Inc. (a)	126,400	2,184
CIT Group, Inc.	3,700	149
Citigroup, Inc.	97,366	4,573
Citrix Systems, Inc. (a)	5,900	133
Clorox Co.	4,100	260
CMS Energy Corp. (a)	3,400	44
Coach, Inc. (a)	9,000	241
Coca-Cola Co.	39,100	1,699
Coca-Cola Enterprises, Inc.	6,200	126
Colgate-Palmolive Co.	13,600	677
Comcast Corp., Class A (a) #	18,612	598
Comerica, Inc.	6,000	344
Compass Bancshares, Inc.	4,300	185
Computer Sciences Corp. (a)	4,800	209
Compuware Corp. (a)	13,500	80
ConocoPhillips	15,464	1,621
Consolidated Edison, Inc.	4,100	177
Constellation Energy Group	3,000	158
Convergys Corp. (a)	2,500	32
Cooper Industries, Ltd., Class A	1,600	102
Cooper Tire & Rubber Co.	1,100	19
Corning, Inc. (a)	24,300	334
Countrywide Financial Corp.	9,800	355
CSX Corp.	5,800	233
Cummins, Inc.	1,500	102
Dana Corp.	2,600	30

See notes to schedule of portfolio investments.

ENHANCED MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Darden Restaurants, Inc.	2,650	80
Deere & Co.	8,500	532
Dell, Inc. (a)	42,500	1,480
Delta Air Lines, Inc. (a) #	2,100	7
Devon Energy Corp.	12,500	565
Dillard's, Inc., Class A	1,400	33
Dollar General Corp.	5,300	108
Dominion Resources, Inc.	5,904	445
Dover Corp.	5,900	215
Dow Chemical Co.	22,600	1,039
DTE Energy Co.	2,800	129
Duke Energy Corp.	16,300	475
Dynergy, Inc., Class A (a) #	5,900	20
E*TRADE Financial Corp. (a)	12,800	142
E.I. du Pont de Nemours & Co.	4,478	211
Eastman Chemical Co.	2,700	146
Eaton Corp.	5,300	311
eBay, Inc. (a)	28,300	898
Ecolab, Inc.	1,300	43
Edison International	5,500	200
El Paso Energy Corp. ++	11,053	110
Eli Lilly & Co.	24,000	1,403
EMC Corp. (a)	63,100	828
Emerson Electric Co.	14,600	915
Engelhard Corp.	4,300	132
Entergy Corp.	3,800	279
EOG Resources, Inc.	6,000	285
Equity Office Properties Trust	6,700	211
Equity Residential Property	4,800	165
Exelon Corp.	11,350	561
Exxon Mobil Corp.	116,364	6,636
Fannie Mae	16,800	906
Federated Department Stores, Inc.	2,900	167
Federated Investors, Inc., Class B	1,900	54
FedEx Corp.	8,500	722
First Data Corp.	19,700	749
FirstEnergy Corp.	5,497	239
Forest Laboratories, Inc. (a)	12,100	432
Fortune Brands, Inc.	5,000	423
FPL Group, Inc. #	6,700	273
Franklin Resources, Inc.	3,500	240
Freddie Mac	17,500	1,077
Freescale Semiconductor, Inc., Class B (a)	6,697	126
Gateway, Inc. (a)	5,100	17
General Dynamics Corp.	3,500	368
General Electric Co.	199,300	7,216
Genuine Parts Co.	3,000	129
Georgia-Pacific Corp.	4,500	154
Gilead Sciences, Inc. (a)	7,500	278
Gillette Co.	17,100	883
Goldman Sachs Group, Inc.	1,700	182
Goodrich Corp.	4,100	165
Goodyear Tire & Rubber Co. (a) #	3,000	36
Great Lakes Chemical Corp.	900	28
Guidant Corp.	5,500	407
H.J. Heinz Co.	12,200	450
Halliburton Co.	8,700	362

See notes to schedule of portfolio investments.

ENHANCED MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Harrah's Entertainment, Inc. #	1,900	125
Hercules, Inc. (a)	1,800	24
Hewlett-Packard Co.	63,311	1,296
Hilton Hotels Corp.	10,600	231
Home Depot, Inc.	38,200	1,351
Honeywell International, Inc.	21,700	776
Hospira, Inc. (a)	2,680	90
Humana, Inc. (a)	5,500	191
Huntington Bancshares, Inc.	3,900	92
IBM Corp.	30,800	2,353
IMS Health, Inc.	4,100	98
Ingersoll-Rand Co.	6,000	461
Intel Corp.	116,000	2,728
International Flavors & Fragrances, Inc.	2,900	110
International Game Technology	6,100	164
International Paper Co.	8,500	291
ITT Industries, Inc.	3,200	289
J.C. Penney Co., Inc., Holding Co.	9,200	436
J.P. Morgan Chase & Co.	70,424	2,499
Jabil Circuit, Inc. (a)	3,200	88
JDS Uniphase Corp. (a)	49,900	74
Jefferson-Pilot Corp.	600	30
Johnson & Johnson	51,400	3,528
Jones Apparel Group, Inc.	4,300	131
KB Home	2,800	160
Kerr-McGee Corp.	2,700	210
KeySpan Corp.	2,600	99
Kimberly-Clark Corp.	11,900	743
Kinder Morgan, Inc.	2,000	153
King Pharmaceuticals, Inc. (a)	4,166	33
KLA-Tencor Corp.	3,500	137
Kohl's Corp. (a)	5,700	271
L-3 Communications Holdings, Inc.	3,100	220
Laboratory Corp. of America Holdings (a)	3,900	193
Leggett & Platt, Inc.	3,300	89
Lehman Brothers Holdings, Inc.	4,800	440
Lexmark International, Inc., Class A (a)	3,300	229
Limited Brands	6,552	142
Lincoln National Corp.	6,100	274
Liz Claiborne, Inc.	3,700	131
Lockheed Martin Corp.	13,900	847
Loews Corp.	2,800	198
Louisiana-Pacific Corp.	1,900	47
Lowe's Cos., Inc.	1,900	99
LSI Logic Corp. (a)	13,300	71
Manor Care, Inc.	1,500	50
Marathon Oil Corp.	12,000	559
Marsh & McLennan Cos., Inc.	18,300	513
Marshall & Ilsley Corp.	1,500	64
Mattel, Inc.	7,300	132
Maxim Integrated Products, Inc. (a)	10,400	389
May Department Stores Co.	5,000	175
MBIA, Inc.	900	47
MBNA Corp.	34,850	688
McCormick & Co., Inc.	4,700	163
McDonald's Corp.	29,400	862
McKesson Corp.	10,200	377

See notes to schedule of portfolio investments.

ENHANCED MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
MeadWestvaco Corp.	7,000	206
Medco Health Solutions, Inc. (a)	4,574	233
Medtronic, Inc.	20,900	1,101
Mellon Financial Corp.	7,400	205
Merck & Co., Inc.	45,500	1,542
Meredith Corp.	900	42
Merrill Lynch & Co., Inc.	19,500	1,052
MetLife, Inc.	21,900	852
Microsoft Corp.	198,900	5,033
Millipore Corp. (a)	1,700	82
Monsanto Co.	9,231	541
Morgan Stanley	22,700	1,194
Motorola, Inc.	59,900	919
Mylan Laboratories, Inc.	4,600	76
Nabors Industries, Ltd. (a)	2,400	129
National Semiconductor Corp.	6,100	116
National-Oilwell Varco, Inc. (a)	2,900	115
NCR Corp. (a)	5,100	168
Newmont Mining Corp.	12,300	467
News Corp., Class A	49,800	761
Nextel Communications, Inc., Class A (a)	19,400	543
Nicor, Inc.	700	26
Nike, Inc., Class B	4,000	307
NiSource, Inc.	4,400	102
Nordstrom, Inc.	3,800	193
Norfolk Southern Corp.	12,000	377
North Fork Bancorporation, Inc.	16,350	460
Northern Trust Corp.	1,500	68
Northrop Grumman Corp.	10,600	581
Novell, Inc. (a)	6,500	38
Novellus Systems, Inc. (a)	2,500	59
NVIDIA Corp. (a)	5,800	127
Occidental Petroleum Corp.	11,900	821
Office Depot, Inc. (a)	9,300	182
OfficeMax, Inc.	3,300	107
Oracle Corp. (a)	98,800	1,142
Pactiv Corp. (a)	5,200	111
Pall Corp.	2,100	56
Parametric Technology Corp. (a)	4,200	22
Parker Hannifin Corp.	4,100	246
Peoples Energy Corp.	600	24
Pepsi Bottling Group, Inc.	3,500	100
PepsiCo, Inc.	33,490	1,863
PerkinElmer, Inc.	4,500	83
Pfizer, Inc.	137,873	3,747
PG&E Corp. #	6,200	215
Phelps Dodge Corp.	3,300	283
Pinnacle West Capital Corp.	1,500	63
Pitney Bowes, Inc.	4,100	183
Plum Creek Timber Co., Inc.	3,100	107
PNC Financial Services Group	9,800	522
PPG Industries, Inc.	3,000	203
PPL Corp.	3,350	182
Praxair, Inc.	11,100	520
Principal Financial Group, Inc.	5,400	211
Procter & Gamble Co.	43,600	2,361
Progress Energy, Inc.	4,137	174

See notes to schedule of portfolio investments.

ENHANCED MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Progressive Corp.	7,000	639
ProLogis	2,900	115
Prudential Financial, Inc.	9,000	514
Public Service Enterprise Group, Inc.	4,100	238
Pulte Homes, Inc.	3,200	229
QLogic Corp. (a)	3,100	103
QUALCOMM, Inc.	35,800	1,249
Qwest Communications International, Inc (a)	28,900	99
R.R. Donnelley & Sons Co.	6,700	220
RadioShack Corp.	5,500	137
Raytheon Co.	15,700	590
Reebok International, Ltd.	2,100	85
Regions Financial Corp.	16,100	539
Rockwell Automation	6,100	282
Rockwell Collins, Inc.	3,000	138
Rohm & Haas Co.	3,400	148
Rowan Cos., Inc.	3,400	90
Ryder System, Inc.	2,200	81
SAFECO Corp.	400	21
Safeway, Inc. (a)	3,200	68
Sanmina-SCI Corp. (a)	18,100	73
SBC Communications, Inc.	57,080	1,359
Schlumberger Ltd.	14,700	1,006
Scientific-Atlanta, Inc.	5,300	162
Seagate Technology, Inc., Escrow Shares (a)	2,400	—	**
Sears Holdings Corp. (a)	1,101	149
Sempra Energy	4,100	166
Sherwin-Williams Co.	4,300	192
Siebel Systems, Inc. (a)	17,600	158
Simon Property Group, Inc.	3,800	251
Snap-on, Inc.	2,000	66
Solectron Corp. (a)	33,500	111
Southern Co.	12,700	418
Sovereign Bancorp, Inc.	1,700	35
Sprint Corp.	25,200	561
St. Jude Medical, Inc. (a)	12,300	480
Stanley Works	1,300	56
Starwood Hotels & Resorts Worldwide, Inc.	3,600	196
Sun Microsystems, Inc. (a)	116,700	424
Sunoco, Inc.	2,400	238
SunTrust Banks, Inc.	10,900	794
SUPERVALU, Inc.	2,400	76
Symantec Corp. (a)	12,300	231
Synovus Financial Corp.	2,300	64
T. Rowe Price Group, Inc.	300	17
Target Corp.	21,700	1,007
TECO Energy, Inc.	3,000	50
Tektronix, Inc.	3,200	69
Tellabs, Inc. (a)	16,100	125
Temple-Inland, Inc.	3,800	128
Teradyne, Inc. (a)	3,300	36
Texas Instruments, Inc.	37,400	934
Textron, Inc.	3,400	256
Thermo Electron Corp. (a)	5,400	135
Time Warner, Inc. (a)	42,800	719
Torchmark Corp.	200	11
Toys "R" Us, Inc. (a)	3,700	94

See notes to schedule of portfolio investments.

ENHANCED MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Tribune Co.	5,300	205
TXU Corp.	4,100	352
Tyco International, Ltd.	34,769	1,089
U.S. Bancorp	9,107	254
Union Pacific Corp.	9,000	575
Unisys Corp. (a)	11,700	76
United Parcel Service, Inc., Class B	10,300	734
United States Steel Corp. ++	3,900	167
United Technologies Corp.	14,600	1,486
UnitedHealth Group, Inc.	14,900	1,408
Unocal Corp.	9,200	502
UST, Inc.	4,600	211
V.F. Corp. (a)	1,700	96
Valero Energy Corp.	7,100	487
Veritas Software Corp. (a)	7,200	148
Verizon Communications, Inc.	47,906	1,715
Viacom, Inc., Class B	36,984	1,280
Visteon Corp.	2,091	7
W. W. Grainger, Inc.	3,000	166
Wachovia Corp.	14,473	741
Wal-Mart Stores, Inc.	58,500	2,757
Walgreen Co.	3,600	155
Walt Disney Co.	12,000	317
Waters Corp. (a)	3,500	139
Watson Pharmaceuticals, Inc. (a)	3,800	114
WellPoint, Inc. (a)	5,300	677
Wells Fargo & Co.	29,400	1,762
Wendy's International, Inc.	3,900	167
Weyerhaeuser Co.	4,200	288
Whirlpool Corp.	1,200	74
Williams Cos., Inc.	9,600	163
Wyeth	28,700	1,290
Xcel Energy, Inc. #	6,685	115
XL Capital, Ltd., Class A	900	63
XTO Energy, Inc.	12,133	366
Yahoo!, Inc. (a)	1,900	66
YUM! Brands, Inc.	5,000	235
Zimmer Holdings, Inc. (a)	4,110	335
Zions Bancorp	1,600	112

TOTAL COMMON STOCKS		182,507

AFFILIATED SECURITIES (1.6%)
AmSouth Prime Money Market Fund	3,029,868	3,029
AmSouth Treasury Reserve Money Market Fund	7,604	8

TOTAL AFFILIATED SECURITIES		3,037

WARRANTS (+)
Progress Energy, Inc., CVO (a)	500	—	**

TOTAL WARRANTS		—	**

SHORT-TERM SECURITIES HELD
AS COLLATERAL FOR
SECURITIES LENDING (0.5%)
BNY Institutional Cash Reserve Fund	881,285	881

See notes to schedule of portfolio investments.

ENHANCED MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING		881

TOTAL INVESTMENTS
(Cost $174,102)^ — 100.3%		186,425
Liabilities in excess of other assets — (0.3%)		(532)

NET ASSETS — 100.0%		$185,893

	Open Futures Contracts
	# of Contracts	Contract Value	Expiration Date	Unrealized Gain/(Loss)
S&P 500 Index	10	$2,896	6/17/05	($46)

See notes to schedule of portfolio investments.

LARGE CAP FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
COMMON STOCKS (99.8%)
Abbott Laboratories	147,000	7,227
Adobe Systems, Inc.	38,000	2,260
AFLAC, Inc.	88,200	3,585
Allergan, Inc.	40,000	2,816
American Express Co.	58,800	3,099
American International Group, Inc.	49,000	2,492
Amgen, Inc. (a) #	110,000	6,403
Apollo Group, Inc., Class A (a) #	42,000	3,029
Applied Materials, Inc. (a)	441,100	6,559
Automatic Data Processing, Inc.	145,000	6,299
Avery Dennison Corp.	39,200	2,052
Bed Bath & Beyond, Inc. (a)	88,200	3,282
Boeing Co.	88,200	5,250
Cardinal Health, Inc. #	68,600	3,812
Cintas Corp.	60,000	2,315
Cisco Systems, Inc. (a)	343,100	5,929
Citigroup, Inc.	55,000	2,583
Coca-Cola Co.	147,000	6,386
Dell, Inc. (a)	147,000	5,120
Dollar General Corp.	186,200	3,789
Dover Corp.	117,600	4,276
eBay, Inc. (a)	70,000	2,221
Electronic Arts, Inc. (a)	64,000	3,417
Eli Lilly & Co.	83,300	4,871
EMC Corp. (a)	441,100	5,787
First Data Corp.	68,000	2,586
Gap, Inc.	167,000	3,565
Genentech, Inc. (a)	90,000	6,385
General Dynamics Corp.	28,000	2,941
General Electric Co.	235,200	8,515
Gillette Co.	88,200	4,555
Harley-Davidson, Inc.	50,000	2,351
Hewlett-Packard Co.	320,000	6,550
Home Depot, Inc.	196,000	6,933
Honeywell International, Inc.	29,400	1,051
IBM Corp.	126,000	9,623
Illinois Tool Works, Inc.	39,200	3,286
Intel Corp.	245,000	5,762
Johnson & Johnson	127,400	8,742
Linear Technology Corp.	147,000	5,254
Lowe's Cos., Inc. #	53,900	2,809
McDonald's Corp.	107,800	3,160
McGraw Hill Cos., Inc.	29,400	2,560
MedImmune, Inc. (a)	132,300	3,356
Medtronic, Inc.	156,800	8,263
Merck & Co., Inc.	196,000	6,644
Microsoft Corp.	333,300	8,432
Motorola, Inc.	90,000	1,381
Network Appliance, Inc. (a) #	176,400	4,698
Nokia Oyj - ADR	186,200	2,975
Oracle Corp. (a)	490,100	5,666
Paychex, Inc.	147,000	4,498
PepsiCo, Inc.	100,000	5,564
Pfizer, Inc.	294,000	7,988

See notes to schedule of portfolio investments.

LARGE CAP FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Procter & Gamble Co.	31,400	1,700
Qualcomm, Inc.	80,000	2,791
Schering-Plough Corp.	294,000	6,136
Staples, Inc.	132,300	2,523
Starbucks Corp. (a)	65,000	3,219
Stryker Corp.	60,000	2,913
SunGard Data Systems, Inc. (a)	45,000	1,503
Sysco Corp.	185,000	6,400
Teva Pharmaceutical Industries, Ltd. - ADR	102,900	3,215
TJX Cos., Inc.	274,400	6,215
United Technologies Corp.	34,300	3,489
UnitedHealth Group, Inc.	49,000	4,631
Wal-Mart Stores, Inc.	127,400	6,006
Walgreen Co.	122,500	5,275
Walt Disney Co.	176,400	4,657
Wyeth	161,700	7,267
Xilinx, Inc.	100,000	2,694
TOTAL COMMON STOCKS		321,586

INVESTMENT COMPANIES (0.2%)
AIM Liquid Assets Money Market Fund	752,611	753

TOTAL INVESTMENT COMPANIES		753

AFFILIATED SECURITIES (+)
AmSouth Prime Money Market Fund	842	1

TOTAL AFFILIATED SECURITIES		1

SHORT-TERM SECURITIES HELD
AS COLLATERAL FOR
SECURITIES LENDING (2.6%)
BNY Institutional Cash Reserve Fund	8,283,683	8,284

TOTAL SHORT-TERM SECURITIES
HELD AS COLLATERAL FOR
SECURITIES LENDING		8,284

TOTAL INVESTMENTS
(Cost $254,482)^ -- 102.6%		330,624
Liabilities in excess of other assets -- (2.6%)		(8,490)

NET ASSETS -- 100.0%		$322,134

See notes to schedule of portfolio investments.

CAPITAL GROWTH FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
COMMON STOCKS (99.1%)
3M Co.	60,700	4,642
Abbott Laboratories	81,000	3,982
American Express Co.	115,000	6,061
American International Group, Inc.	39,400	2,003
American Power Conversion Corp.	76,000	1,844
Amgen, Inc. (a)	90,000	5,239
Apollo Group, Inc., Class A (a) #	48,000	3,462
Applied Materials, Inc. (a)	220,000	3,271
Barr Pharmaceuticals, Inc. (a) #	67,500	3,501
Bed Bath & Beyond, Inc. (a)	36,000	1,340
Best Buy Co., Inc.	60,000	3,020
Chico's FAS, Inc. (a) #	185,000	4,741
Cintas Corp. #	38,000	1,466
Cisco Systems, Inc. (a)	462,000	7,983
Citigroup, Inc.	54,000	2,536
Dell, Inc. (a)	181,000	6,304
eBay, Inc. (a)	67,400	2,139
Electronic Arts, Inc. (a)	30,000	1,602
Eli Lilly & Co.	58,000	3,391
EMC Corp. (a)	110,000	1,443
First Data Corp.	75,000	2,852
Flextronics International, Ltd. (a)	85,000	948
Genentech, Inc. (a)	44,000	3,121
General Electric Co.	265,000	9,592
Gillette Co.	22,000	1,136
Goldman Sachs Group, Inc.	26,600	2,841
Guidant Corp.	17,200	1,274
Harley-Davidson, Inc.	30,000	1,411
Home Depot, Inc.	100,000	3,537
IBM Corp.	83,000	6,340
Illinois Tool Works, Inc. #	42,000	3,520
Intel Corp.	315,000	7,409
Johnson & Johnson	148,000	10,156
Kohl's Corp. (a)	36,000	1,714
Linear Technology Corp.	75,000	2,681
Lowe's Cos., Inc. #	81,000	4,220
Medtronic, Inc.	100,000	5,270
Mercury Interactive Corp. (a) #	30,000	1,240
Microsoft Corp.	380,000	9,615
Network Appliance, Inc. (a)	40,000	1,065
Nike, Inc., Class B	14,000	1,075
Oracle Corp. (a)	345,000	3,988
Paychex, Inc.	80,000	2,448
PepsiCo, Inc.	108,000	6,009
Pfizer, Inc.	109,000	2,962
Procter & Gamble Co.	98,000	5,307
Qualcomm, Inc. (a)	108,000	3,768
Schlumberger Ltd.	45,000	3,078
Staples, Inc.	118,500	2,260
Starbucks Corp. (a)	65,000	3,219
Stryker Corp. #	112,000	5,438
Sysco Corp.	78,000	2,699
T. Rowe Price Group, Inc.	26,000	1,434
Target Corp.	87,000	4,037

See notes to schedule of portfolio investments.

CAPITAL GROWTH FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Texas Instruments, Inc.	129,000	3,220
United Parcel Service, Inc., Class B	69,200	4,935
United Technologies Corp.	54,000	5,493
UnitedHealth Group, Inc.	55,000	5,198
Wal-Mart Stores, Inc.	132,000	6,223
Walgreen Co.	108,000	4,650
Walt Disney Co.	91,000	2,402
Williams-Sonoma, Inc. (a)	112,500	3,768
Wyeth	75,000	3,371
Yahoo!, Inc. (a)	90,000	3,106

TOTAL COMMON STOCKS		240,000

INVESTMENT COMPANIES (0.9%)
AIM Liquid Assets Money Market Fund	2,091,418	2,091

TOTAL INVESTMENT COMPANIES		2,091

AFFILIATED SECURITIES (+)
AmSouth Prime Money Market Fund	15,634	16

TOTAL AFFILIATED SECURITIES		16

SHORT-TERM SECURITIES HELD
AS COLLATERAL FOR
SECURITIES LENDING (8.9%)
BNY Institutional Cash Reserve Fund	21,558,983	21,559

TOTAL SHORT-TERM SECURITIES
HELD AS COLLATERAL FOR
SECURITIES LENDING		21,559

TOTAL INVESTMENTS
(Cost $236,368)^ — 108.9%		263,666
Liabilities in excess of other assets — (8.9%)		(21,536)

NET ASSETS — 100.0%		$ 242,130

See notes to schedule of portfolio investments.

MID CAP FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
COMMON STOCKS (98.0%)
3Com Corp. (a)	167,300	527
A.G. Edwards, Inc.	16,800	667
Abercrombie & Fitch Co., Class A	29,600	1,597
Activision, Inc. (a)	41,800	604
Acxiom Corp. #	18,700	355
Adesa, Inc.	20,200	489
ADTRAN, Inc.	15,100	313
Advance Auto Parts, Inc. (a)	16,200	864
Advent Software, Inc. (a)	6,600	118
Aeropostale, Inc. (a)	12,200	341
AGCO Corp. (a)	19,700	339
AGL Resources, Inc.	17,000	588
Airgas, Inc.	15,400	338
AirTran Holdings, Inc. (a) #	18,600	154
Alaska Air Group, Inc. (a) #	5,400	144
Albemarle Corp.	9,900	362
Alexander & Baldwin, Inc.	9,300	379
Alliance Data Systems Corp. (a)	14,600	590
Alliant Energy Corp.	25,600	674
Alliant Techsystems, Inc. (a) #	8,400	581
Allmerica Financial Corp. (a)	23,500	789
AMB Property Corp.	18,500	721
American Eagle Outfitters, Inc.	29,200	766
American Greetings Corp., Class A	14,800	335
AmeriCredit Corp. (a) #	9,400	220
AmerUs Group Co. #	8,500	400
Ametek, Inc.	15,200	576
Amphenol Corp., Class A	34,300	1,354
Ann Taylor Stores Corp. (a)	31,100	762
Applebee's International, Inc.	1,300	32
Apria Healthcare Group, Inc. (a) #	10,900	328
Aqua America, Inc. #	20,250	540
Aquila, Inc. (a) #	53,200	183
Arch Coal, Inc.	900	40
Arrow Electronics, Inc. (a) #	47,100	1,146
Arthur J. Gallagher & Co.	900	25
Ascential Software Corp. (a) #	12,825	237
Associated Banc-Corp	12,250	379
Atmel Corp. (a)	197,400	456
Avnet, Inc. (a)	53,100	1,003
Avocent Corp. (a)	21,900	551
Bandag, Inc. #	3,400	148
Bank of Hawaii Corp.	23,500	1,113
Banta Corp.	5,400	225
Barnes & Noble, Inc. (a) #	27,900	993
Barr Laboratories, Inc. (a) #	32,075	1,663
Beckman Coulter, Inc.	13,700	914
BJ's Wholesale Club, Inc. (a)	15,200	405
Black Hills Corp.	7,100	243
Blyth, Inc.	7,600	208
Bob Evans Farms, Inc. #	7,700	157
Borders Group, Inc.	33,300	806
BorgWarner, Inc.	1,100	50
Boyd Gaming Corp.	14,600	771
Brink's Co.	12,400	400
Brinker International, Inc. (a)	34,900	1,180
Brown & Brown, Inc.	3,000	131

See notes to schedule of portfolio investments.

MID CAP FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
C.H. Robinson Worldwide, Inc.	9,200	475
Cabot Corp.	27,700	846
Cabot Microelectronics Corp. (a) #	5,400	155
Cadence Design System, Inc. (a)	58,700	822
Caesars Entertainment, Inc. (a)	69,000	1,377
Callaway Golf Co. #	15,000	162
Career Education Corp. (a) #	13,700	431
Carlisle Cos., Inc.	13,600	977
CarMax, Inc. (a) #	5,300	145
Catalina Marketing Corp. #	10,400	242
CBRL Group, Inc.	10,600	408
CDW Corp. #	10,900	596
Cephalon, Inc. (a)	800	35
Ceridian Corp. (a)	65,700	1,108
Certegy, Inc. #	13,800	503
Charles River Laboratories International, Inc. (a) #	14,600	692
CheckFree Corp. (a) #	4,400	161
Cheesecake Factory, Inc. (a) #	1,100	34
Chico's FAS, Inc. (a) #	18,400	472
ChoicePoint, Inc. (a)	19,300	762
Church & Dwight, Inc.	14,000	504
Cincinnati Bell, Inc. (a)	53,500	214
City National Corp.	18,200	1,283
Claire's Stores, Inc.	43,600	951
CNF, Inc.	22,800	975
Cognizant Technology Solutions Corp., Class A (a)	29,300	1,231
Colonial BancGroup, Inc.	4,100	90
Commerce Bancorp, Inc.	18,000	504
CommScope, Inc. (a) #	10,800	152
Community Health Systems, Inc. (a)	29,300	1,068
Constellation Brands, Inc., Class A (a)	11,500	606
Cooper Cameron Corp. (a)	22,200	1,220
Copart, Inc. (a)	17,900	388
Covance, Inc. (a)	26,100	1,191
Coventry Health Care, Inc. (a)	32,100	2,198
Crane Co.	11,900	305
Credence Systems Corp. (a) #	20,800	131
Cree, Inc. (a) #	16,900	409
Crompton Corp.	25,000	351
CSG Systems International, Inc. (a)	11,300	194
Cullen/Frost Bankers, Inc.	21,500	931
Cypress Semiconductor Corp. (a) #	28,300	339
Cytec Industries, Inc.	9,500	438
Cytyc Corp. (a)	25,000	533
D.R. Horton, Inc.	83,432	2,544
Dean Foods Co. (a)	50,000	1,719
Deluxe Corp.	10,900	435
DENTSPLY International, Inc.	8,400	459
Developers Diversified Realty Corp.	23,500	997
DeVry, Inc. (a)	14,300	326
Diebold, Inc.	6,800	329
Dollar Tree Stores, Inc. (a)	5,000	122
DPL, Inc.	27,600	702
DST Systems, Inc. (a) #	7,900	359
Dun & Bradstreet Corp. (a)	24,300	1,517
Duquesne Light Holdings, Inc. #	16,700	294
Dycom Industries, Inc. (a) #	10,600	247
Eaton Vance Corp.	8,300	194

See notes to schedule of portfolio investments.

MID CAP FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Education Management Corp. (a)	30,000	840
Edwards Lifesciences Corp. (a)	2,300	101
Emmis Communications Corp., Class A (a)	11,100	171
Energizer Holdings, Inc. (a)	8,000	456
Energy East Corp.	32,000	833
ENSCO International, Inc.	48,900	1,594
Entercom Communications Corp. (a)	19,500	628
Equitable Resources, Inc.	13,500	778
Everest Re Group, Ltd.	19,000	1,562
Expeditors International of Washington, Inc.	15,600	766
F5 Networks, Inc. (a)	8,100	347
Fair Isaac Corp. #	29,650	975
Fairchild Semiconductor Corp., Class A (a) #	52,700	709
Fastenal Co.	6,200	332
Federal Signal Corp. #	10,500	147
Ferro Corp.	9,100	165
Fidelity National Financial, Inc.	52,385	1,682
First American Corp.	18,000	644
Flowserve Corp. (a)	12,000	333
FMC Corp. (a)	7,900	387
FMC Technologies, Inc. (a)	14,700	446
Foot Locker, Inc.	54,400	1,450
Forest Oil Corp. (a)	12,000	462
Gartner, Inc., Class A (a) #	18,100	153
GATX Corp.	10,700	350
Gen-Probe, Inc. (a)	10,800	542
Gentex Corp.	2,800	91
Glatfelter	8,100	97
Graco, Inc.	29,450	995
Granite Construction, Inc. #	8,300	187
Grant Prideco, Inc. (a)	26,700	592
Great Plains Energy, Inc. #	16,200	495
Greater Bay Bancorp #	11,200	282
GTECH Holdings Corp.	49,800	1,219
Hanover Compressor Co. (a) #	17,000	176
Harman International Industries, Inc.	20,600	1,618
Harris Corp.	46,000	1,297
Harsco Corp.	18,300	982
Harte-Hanks, Inc.	15,700	447
Hawaiian Electric Industries, Inc.	17,500	443
HCC Insurance Holdings, Inc.	15,000	534
Health Net, Inc. (a)	11,200	381
Helmerich & Payne, Inc.	11,000	423
Henry Schein, Inc. (a)	7,800	293
Hibernia Corp., Class A	34,200	1,068
Highwoods Properties, Inc.	11,700	329
Hillenbrand Industries, Inc.	23,200	1,281
HNI Corp.	22,800	1,155
Horace Mann Educators Corp.	9,300	152
Hormel Foods Corp.	23,000	716
Hospitality Properties Trust	13,800	577
Hubbell, Inc., Class B	5,200	226
IDACORP, Inc.	9,100	246
Imation Corp. #	7,700	268
INAMED Corp. (a)	1,200	73
Independence Community Bank Corp.	6,800	243
IndyMac Bancorp, Inc.	13,700	527
Integrated Circuit Systems, Inc. (a)	15,800	289

See notes to schedule of portfolio investments.

MID CAP FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Integrated Device Technology, Inc. (a)	46,300	495
International Rectifier Corp. (a) #	27,400	1,166
Intersil Corp., Class A	66,200	1,156
Investors Financial Services Corp.	6,100	256
Invitrogen Corp. (a)	7,000	513
ITT Educational Services, Inc. (a)	20,300	933
IVAX Corp. (a) #	32,525	615
J.B. Hunt Transport Services, Inc.	2,900	113
J.M. Smucker Co.	1,400	69
Jacobs Engineering Group, Inc. (a)	23,100	1,125
JetBlue Airways Corp. (a) #	21,600	433
Keane, Inc. (a)	12,300	146
Kelly Services, Inc., Class A	5,900	155
KEMET Corp. (a)	18,900	118
Kennametal, Inc.	8,300	376
Korn/Ferry International (a)	7,700	111
LaBranche & Co., Inc. (a) #	12,100	80
Lam Research Corp. (a) #	10,700	274
Lancaster Colony Corp.	6,800	283
Lattice Semiconductor Corp. (a)	25,000	114
Laureate Education, Inc. (a) #	10,900	484
Lear Corp.	27,300	925
Lee Enterprises, Inc.	9,800	407
Legg Mason, Inc.	17,700	1,254
Lennar Corp.	21,700	1,117
Leucadia National Corp. #	6,250	217
Liberty Property Trust	19,000	757
LifePoint Hospitals, Inc. (a) #	7,700	342
Lincare Holdings, Inc. (a)	14,600	623
Longview Fibre Co.	11,100	205
LTX Corp. (a) #	12,300	47
Lubrizol Corp.	28,500	1,105
Lyondell Chemical Co.	67,100	1,685
Mack-Cali Realty Corp.	12,500	550
Macromedia, Inc. (a)	16,200	642
Macrovision Corp. (a) #	10,800	221
Manpower, Inc.	32,700	1,261
Martin Marietta Materials, Inc.	10,500	577
McAfee, Inc. (a)	59,900	1,253
McDATA Corp., Class A (a) #	23,600	73
MDU Resources Group, Inc. #	25,600	692
Media General, Inc., Class A	5,200	319
Mentor Graphics Corp. (a) #	16,600	148
Mercantile Bankshares Corp.	7,500	381
Michaels Stores, Inc.	46,100	1,531
Micrel, Inc. (a)	18,200	171
Microchip Technology, Inc.	23,475	669
Millenium Pharmaceuticals, Inc. (a)	1,000	9
Minerals Technologies, Inc.	4,500	294
Modine Manufacturing Co.	6,900	187
Mohawk Industries, Inc. (a)	6,400	498
MoneyGram International, Inc.	19,300	374
MPS Group, Inc. (a)	22,900	183
Murphy Oil Corp.	24,900	2,218
National Fuel Gas Co.	16,900	460
New Plan Excel Realty Trust	22,300	576
New York Community Bancorp, Inc.	30,666	543
Newfield Exploration Co. (a)	21,900	1,556

See notes to schedule of portfolio investments.

MID CAP FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Newport Corp. (a)	9,500	131
Nieman Marcus Group, Inc.	5,900	580
Noble Energy, Inc.	13,000	834
Nordson Corp.	7,100	229
Northeast Utilities	27,900	511
NSTAR #	11,600	628
OGE Energy Corp.	19,800	546
Ohio Casualty Corp. (a)	13,400	314
Old Republic International Corp.	64,450	1,521
Olin Corp.	15,200	270
Omnicare, Inc.	22,700	787
ONEOK, Inc.	23,000	664
Outback Steakhouse, Inc.	5,300	214
Overseas Shipholding Group, Inc.	7,600	429
Pacific Sunwear of California, Inc. (a)	32,700	739
PacifiCare Health Systems, Inc. (a)	19,100	1,141
Par Pharmaceutical Cos., Inc. (a) #	7,400	222
Patterson Cos., Inc. (a)	21,600	1,092
Patterson-UTI Energy, Inc.	59,600	1,429
Payless ShoeSource, Inc. (a) #	14,800	202
Peabody Energy Corp.	26,000	1,138
Pentair, Inc.	36,800	1,464
Pepco Holdings, Inc. #	41,400	897
PepsiAmericas, Inc.	22,900	565
Perrigo Co.	19,600	359
PETsMART, Inc.	12,400	330
Pier 1 Imports, Inc.	500	7
Pioneer Natural Resources Co.	31,700	1,289
Plains Exploration & Production Co. (a)	16,800	541
Plantronics, Inc.	21,600	680
Plexus Corp. (a) #	8,700	105
PMI Group, Inc.	20,900	735
PNM Resources, Inc.	14,100	390
Pogo Producing Co.	25,800	1,161
Polycom, Inc. (a)	43,300	661
Potlatch Corp.	6,400	302
Powerwave Technologies, Inc. (a) #	22,700	164
Precision Castparts Corp.	22,000	1,621
Pride International, Inc. (a)	27,500	613
Protective Life Corp.	29,600	1,132
Puget Energy, Inc.	21,700	465
Quanta Services, Inc. (a) #	21,200	169
Questar Corp.	18,700	1,093
Radian Group, Inc.	31,300	1,391
Raymond James Financial, Inc.	14,650	395
Rayonier, Inc. #	10,799	543
Reader's Digest Assoc., Class A	21,700	369
Regency Centers Corp.	14,200	748
Regis Corp.	19,700	704
Renal Care Group, Inc. (a)	2,600	99
Rent-A-Center, Inc. (a)	30,900	743
Republic Services, Inc.	48,200	1,668
Reynolds & Reynolds Co., Class A	25,600	675
RF Micro Devices, Inc. (a)	82,500	323
Rollins, Inc.	10,800	213
Ross Stores, Inc. #	17,400	465
RPM International, Inc.	51,600	890
RSA Security, Inc. (a) #	15,100	162

See notes to schedule of portfolio investments.

MID CAP FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Ruddick Corp.	9,900	222
Ryland Group, Inc.	19,300	1,185
Saks, Inc.	61,800	1,053
SanDisk Corp. (a) #	56,400	1,337
SCANA Corp. #	24,900	967
Scholastic Corp. (a) #	7,900	275
Scotts Miracle-Gro Co., Class A (a)	12,200	883
SEI Investments Co.	34,200	1,122
Sensient Technologies Corp.	10,200	204
Sepracor, Inc. (a) #	17,700	1,061
Sequa Corp., Class A (a)	2,000	104
Sierra Pacific Resources (a) #	25,600	277
Silicon Valley Bancshares (a) #	7,800	370
Smith International, Inc.	32,600	1,897
Smithfield Foods, Inc. (a)	21,700	657
Sonoco Products Co.	2,100	57
Sotheby's Holdings Inc., Class A (a)	10,300	169
SPX Corp. #	3,500	135
StanCorp Financial Group, Inc.	12,600	964
Steel Dynamics, Inc.	9,800	266
Steris Corp. (a)	15,000	355
Storage Technology Corp. (a)	41,500	1,154
Sybase, Inc. (a)	41,900	793
Synopsys, Inc. (a)	63,300	1,041
TCF Financial Corp.	49,100	1,242
Tech Data Corp. (a)	12,600	460
Techne Corp. (a)	8,500	355
Tecumseh Products Co., Class A	4,000	139
Telephone and Data Systems, Inc.	6,700	517
Thomas & Betts Corp. (a)	12,800	398
Thor Industries, Inc.	10,100	272
Tidewater, Inc.	26,700	920
Titan Corp. (a)	18,400	330
Toll Brothers, Inc. (a)	8,200	622
Transaction Systems Architects, Inc., Class A (a)	8,100	168
Triad Hospitals, Inc. (a)	5,000	256
Trinity Industries, Inc. #	9,400	219
TriQuint Semiconductor, Inc. (a)	27,300	81
Tupperware Corp. #	12,400	262
Tyson Foods, Inc., Class A	42,300	714
United Dominion Realty Trust, Inc.	30,200	669
United Rentals, Inc. (a) #	15,500	285
Unitrin, Inc.	1,800	82
Universal Corp.	5,600	256
Universal Health Services, Inc. #	12,700	721
Urban Outfitters, Inc. (a)	14,300	633
Valassis Communications, Inc. (a)	11,300	398
Valspar Corp. #	22,700	938
Varian Medical Systems, Inc. (a)	29,600	999
Varian, Inc. (a)	7,600	252
VCA Antech, Inc. (a) #	16,500	384
Vectren Corp.	16,500	446
Vertex Pharmaceuticals, Inc. (a) #	17,400	166
Vishay Intertechnology, Inc. (a)	73,100	781
VISX, Inc. (a)	10,800	257
W.R. Berkley Corp.	43,275	1,406
Waddell & Reed Financial, Inc., Class A	18,000	313
Washington Post Co., Class B	1,000	864

See notes to schedule of portfolio investments.

MID CAP FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Weatherford International, Ltd. (a) #	30,400	1,585
Webster Financial Corp.	23,700	1,077
Weinharten Realty Investors	18,600	670
Werner Enterprises, Inc.	13,800	256
Westamerica Bankcorporation	7,400	370
Westar Energy, Inc.	18,700	428
Western Gas Resources, Inc.	14,000	468
Westwood One, Inc. (a)	39,000	714
WGL Holdings, Inc.	10,600	321
Whole Foods Market, Inc.	10,000	998
Williams-Sonoma, Inc. (a)	25,800	864
Wind River Systems, Inc. (a)	17,200	223
Wisconsin Energy Corp.	25,600	903
Worthington Industries, Inc.	17,300	281
WPS Resources Corp. #	8,100	427
Yellow Roadway Corp. (a) #	10,700	524
York International Corp.	9,000	352
Zebra Technologies Corp., Class A (a)	6,750	322

TOTAL COMMON STOCKS		216,655

AFFILIATED SECURITIES (1.9%)
AmSouth Prime Money Market Fund	4,233,989	4,234
AmSouth Treasury Reserve Money Market Fund	4,069	4

TOTAL AFFILIATED SECURITIES		4,238

SHORT-TERM SECURITIES HELD
AS COLLATERAL FOR
SECURITIES LENDING (8.8%)
BNY Institutional Cash Reserve Fund	19,473,308	19,473

TOTAL SHORT-TERM SECURITIES
HELD AS COLLATERAL FOR
SECURITIES LENDING		19,473

TOTAL INVESTMENTS
(Cost $223,515)^ — 108.7%		240,366
Liabilities in excess of other assets — (8.7%)		(19,153)

NET ASSETS — 100.0%		$ 221,213
	Open Futures Contracts
	# of Contracts	Contract Value	Expiration Date	Unrealized Gain/(Loss)
S&P 400 Index	15	$ 4,757	6/17/05	($110)

See notes to schedule of portfolio investments.

SMALL CAP FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
COMMON STOCKS (95.5%)
A.S.V., Inc. (a) #	25,900	926
Agilysys, Inc.	38,500	509
Alamosa Holdings, Inc. (a) #	327,600	4,256
Allscripts Healthcare Solutions, Inc. (a) #	261,800	3,427
American Medical Systems Holdings, Inc. (a) #	100,400	1,753
Ameristar Casinos, Inc.	82,900	4,087
ANSYS, Inc. (a)	178,900	5,445
Armor Holdings, Inc. (a) #	100,000	3,501
Aviall, Inc. (a)	219,500	6,421
Cal Dive International, Inc. (a)	124,800	5,552
Cantel Medical Corp. (a)	48,100	1,280
Carpenter Technology Corp.	60,200	3,329
Catalina Marketing Corp. #	66,400	1,544
Centene Corp. (a)	51,800	1,443
Chattem, Inc. (a) #	138,000	5,677
Choice Hotels International, Inc.	57,600	3,486
Coherent, Inc. (a)	79,400	2,547
CONMED Corp. (a)	79,900	2,375
DiamondCluster International, Inc. (a)	263,500	3,281
Digital River, Inc. (a) #	22,600	601
DJ Orthopedics, Inc. (a)	129,300	3,252
DRS Technologies, Inc. (a)	116,900	5,172
Energen Corp.	63,000	3,903
Energy Partners, Ltd. (a) #	176,400	4,032
ESCO Technologies, Inc. (a)	15,400	1,129
Esterline Technologies Corp. (a)	80,400	2,599
Euronet Worldwide, Inc. (a) #	166,900	4,934
Genesis HealthCare Corp. (a) #	34,100	1,361
Guitar Center, Inc. (a)	47,300	2,334
Haemonetics Corp. (a)	131,500	5,623
HealthExtras, Inc. (a) #	297,000	4,915
Hibbett Sporting Goods, Inc. (a)	64,400	1,737
Hornbeck Offshore Services, Inc. (a)	92,100	2,118
Hub Group, Inc., Class A (a)	19,800	1,089
Hughes Supply, Inc.	32,200	840
InfoSpace, Inc. (a) #	89,400	2,771
iPayment Holdings, Inc. (a) #	64,200	2,336
j2 Global Communications, Inc. (a) #	135,800	4,851
Joy Global, Inc.	23,500	796
Kindred Healthcare, Inc. (a)	59,400	1,954
Labor Ready, Inc. (a)	205,600	3,431
LCA-Vision, Inc. #	158,600	6,213
LifePoint Hospitals, Inc. (a)	45,681	2,031
Matria Healthcare, Inc. (a) #	113,800	3,144
Moog, Inc., Class A (a)	39,700	1,183
National Financial Partners Corp.	65,000	2,486
Navigant Consulting, Inc. (a) #	83,300	1,955
NCI Building Systems, Inc. (a)	61,000	1,978
NETGEAR, Inc. (a) #	232,500	3,750
Ohio Casualty Corp. (a)	172,100	4,036
Option Care, Inc. #	365,250	5,198
Overseas Shipholding Group, Inc.	48,700	2,748
Palomar Medical Technologies, Inc. (a) #	150,200	3,364
Pantry, Inc. (a) #	156,300	5,005
Philadelphia Consolidated Holding Corp. (a)	40,300	3,023

See notes to schedule of portfolio investments.

SMALL CAP FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Premiere Global Services, Inc. (a)	289,500	3,127
ProAssurance Corp. (a)	124,100	4,655
Psychiatric Solutions, Inc. (a)	91,600	3,941
Remington Oil & Gas Corp. (a)	99,900	2,914
Selective Insurance Group, Inc.	122,000	5,385
Shaw Group, Inc. (a)	80,800	1,460
Sierra Health Services, Inc. (a) #	65,900	4,263
Silgan Holdings, Inc.	31,400	1,921
Stein Mart, Inc. (a)	114,300	2,316
STERIS Corp. (a)	25,200	597
Superior Energy Services, Inc. (a)	225,000	3,348
Teledyne Technologies, Inc. (a)	202,500	6,159
TeleTech Holdings, Inc. (a)	211,400	2,220
Tessera Technologies, Inc. (a) #	64,600	1,716
Texas Capital Bancshares, Inc. (a)	134,600	2,405
The Men's Wearhouse, Inc. (a)	99,900	4,123
Too, Inc. (a)	105,600	2,430
United Defense Industries, Inc. #	48,200	3,566
Universal Compression Holdings, Inc. (a)	83,300	2,924
Websense, Inc. (a) #	88,200	4,679

TOTAL COMMON STOCKS		232,880

AFFILIATED SECURITIES (4.4%)
AmSouth Prime Money Market Fund	10,765,707	10,766

TOTAL AFFILIATED SECURITIES		10,766

SHORT-TERM SECURITIES HELD
AS COLLATERAL FOR
SECURITIES LENDING (18.9%)
BNY Institutional Cash Reserve Fund	46,059,919	46,060

TOTAL SHORT-TERM SECURITIES
HELD AS COLLATERAL FOR
SECURITIES LENDING		46,060

TOTAL INVESTMENTS
(Cost $276,554)^ — 118.8%		289,706
Liabilities in excess of other assets — (18.8%)		(45,751)

NET ASSETS — 100.0%		$ 243,955

See notes to schedule of portfolio investments.

INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
COMMON STOCKS (98.8%)
Australia (5.6%)
Amcor Ltd. #	62,042	315
AMP Ltd.	497,366	2,624
Ansell Ltd.	42,951	314
APN News & Media, Ltd. #	2,357	9
AXA Asia Pacific Holdings, Ltd.	452,900	1,514
BHP Steel, Ltd.	210,920	1,268
Boral Ltd.	184,183	835
Brambles Industries, Ltd. #	14,503	89
Caltex Australia, Ltd.	62,640	687
Commonwealth Bank of Australia	22,928	652
CSR Ltd.	240,599	450
Futuris Corporation, Ltd.	20,000	30
Insurance Australia Group, Ltd.	377,957	1,799
Lend Lease Corp., Ltd.	98,363	919
Lion Nathan, Ltd.	142,100	813
Mayne Group, Ltd.	13,674	37
Mirvac Group	164,473	540
National Australia Bank, Ltd.	32,576	745
OneSteel Ltd.	136,740	234
Origin Energy, Ltd.	174,099	956
PaperlinX Ltd.	124,518	276
Publishing & Broadcasting, Ltd.	168,201	1,882
Qantas Airways, Ltd.	472,793	1,193
QBE Insurance Group, Ltd.	171,596	2,007
Rinker Group, Ltd.	240,599	2,151
Santos Ltd.	155,030	1,126
Seven Network, Ltd.	50,074	257
Southcorp Ltd.	197,966	656
WMC Resources, Ltd.	314,251	1,956
		26,334

Austria (0.3%)
Bank Austria Creditanstalt #	2,829	261
Boehler-Uddeholm AG (a)	957	124
Voestalpine AG	13,266	898
Wienerberger AG	7,637	323
		1,606

Belgium (1.6%)
Ackermans & van Haaren NV	803	31
Banque Nationale de Belgique	102	459
Bekaert NV	5,300	408
Cofinimmo	212	36
Cumerio (a)	3,045	41
Delhaize Group	26,004	1,718
Dexia	13,573	312
Fortis	28,950	806
KBC Groupe SA (a) #	38,475	3,044
S.A. D' Ieteren NV	132	29
Tessenderlo Chemie NV	6,968	285
Umicore	3,045	263
Umicore Strip (a)	145	—	**
		7,432

Denmark (1.2%)
Carlsberg A/S, B Shares #	7,737	380
Codan A/S	7,490	359

See notes to schedule of portfolio investments.

INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Danisco A/S	7,430	494
Danske Bank A/S	74,400	2,179
Jyske Bank A/S (a)	7,120	276
Rockwool International A/S, B Shares	2,200	152
Sydbank A/S	7,800	167
TDC A/S	36,960	1,579
		5,586

Finland (2.3%)
Fortum Oyj #	261,437	3,960
Kemira GrowHow Oyj	11,007	95
Kemira Oyj	51,800	714
Kesko Oyj, B Shares #	47,600	1,144
M-real Oyj, B Shares	156,380	850
Metso Oyj #	24,388	441
Neste Oil Oyj (a) #	65,359	1,460
OKO Bank, A Shares	3,200	50
Outokumpu Oyj #	73,450	1,032
Stora Enso Oyj, R Shares #	30,700	407
UPM-Kymmene Oyj	24,200	482
Wartsila Oyj, B Shares #	3,900	103
		10,738

France (10.4%)
Air France	39,577	624
Alstom (a)	141,022	109
Assurances Generales de France #	33,693	2,698
AXA #	236,452	5,906
BNP Paribas SA #	51,754	3,416
Bongrain SA	1,900	131
Business Objects SA (a)	8,941	232
Cap Gemini SA (a)	19,882	623
Ciments Francais SA #	6,160	583
Club Mediterranee SA (a) #	2,497	118
Compagnie de Saint-Gobain #	50,398	2,849
Compagnie Gernerale des Etablissements Michelin #	18,496	1,122
Credit Agricole SA #	43,900	1,138
Eiffage SA	3,200	375
Esso S.A.F	1,000	175
Euler & Hermes SA	4,100	327
Eurazeo	2,820	260
Faurecia	3,872	300
Financiere Marc de Lacharriere	5,918	276
Gecina SA	8,000	909
Havas SA #	37,200	236
Imerys SA (a) #	6,400	457
Lafarge SA #	19,478	1,772
Lagardere S.C.A. #	15,000	1,085
Nexans SA	2,982	115
Pinault-Printemps Redoute SA #	16,946	1,669
PSA Peugeot Citroen #	32,238	1,911
Remy Cointreau SA	7,035	302
Renault SA #	39,377	3,301
Schneider Electric SA #	29,712	2,142
Scor SA (a)	105,685	208
Societe BIC SA	7,062	382
Societe Generale #	14,186	1,414
Sodexho Alliance SA	17,516	586
Suez SA #	124,500	3,407
Technip-Coflexip SA #	3,062	520

See notes to schedule of portfolio investments.

INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Thomson #	36,199	894
Unibail #	4,164	513
Valeo SA #	10,595	464
Vallourec SA	1,200	252
Vivendi Universal SA (a) #	145,652	4,359
Wendel Investissement	6,000	478
		48,638

Germany (7.3%)
Aareal Bank AG	3,957	123
Allianz AG #	2,993	361
AMG Generali Holding AG	10,429	854
Bayer AG #	81,798	2,706
Bayerische Hypo-und Vereinsbank AG (a)	96,485	2,298
Bayerische Motoren Werke AG	16,305	690
Bilfinger Berger AG	4,109	191
Commerzbank AG (a) #	80,385	1,760
DaimlerChrysler AG #	123,098	4,879
Deutsche Bank AG	67,307	5,486
Deutsche Lufthansa AG (a)	37,015	479
E.On AG #	39,934	3,388
Fraport AG	10,784	432
Fresenius Medical Care AG	3,500	279
HeidelbergCement AG	15,666	909
Heidelberger Druckmaschinen AG (a)	11,327	318
Hochtief AG	7,839	234
Hypo Real Estate Holding AG (a)	11,475	476
Infineon Technologies AG (a)	89,983	752
KarstadtQuelle AG #	18,686	180
Lanxess AG (a) #	8,179	169
Linde AG	11,568	766
MAN AG	12,850	542
Merck KGaA	5,543	421
MG Technologies AG (a)	27,906	309
Muenchener Rueckversicherungs-Gesellschaft AG #	6,489	715
Salzgitter AG	6,052	124
Suedzucker AG	3,767	69
ThyssenKrupp AG #	84,927	1,570
TUI AG #	24,187	583
Volkswagen AG #	46,527	1,939
		34,002

Greece (0.5%)
Agricultural Bank of Greece (a)	30,900	212
Bank of Greece	3,010	369
Commercial Bank of Greece	21,740	668
Hellenic Petroleum SA (a)	37,800	398
Hellenic Telecommunications Organization SA	20,120	376
Intracom SA	27,100	137
		2,160

Hong Kong (2.9%)
Cheung Kong Holdings, Ltd.	232,000	2,194
China Unicom, Ltd.	382,000	310
Citic Pacific, Ltd.	37,000	111
Hang Lung Group, Ltd.	194,000	350
Henderson Land Development Co., Ltd.	265,000	1,234
Hongkong and Shanghai Hotels, Ltd.	48,000	45
Hopewell Holdings, Ltd.	84,000	205
Hutchison Whampoa, Ltd. #	258,000	2,304
Hysan Development Co., Ltd.	181,485	375

See notes to schedule of portfolio investments.

INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
i-CABLE Communications, Ltd.	33,500	13
Kerry Properties, Ltd. #	176,182	386
MTR Corp., Ltd.	201,000	320
New Asia Realty & Trust Co., Ltd.	45,000	23
New World Development Co., Ltd.	513,928	553
Shagri-La Asia, Ltd. #	398,108	607
Shanghai Industrial Holdings, Ltd. (a)	13,000	27
Sino Land Co., Ltd. #	703,962	662
Sun Hung Kai Properties, Ltd.	84,000	804
Swire Pacific, Ltd.	144,000	1,200
Wharf Ltd. #	335,000	1,119
Wheelock & Co., Ltd.	358,000	540
		13,382

Ireland (1.3%)
Allied Irish Banks PLC	29,670	605
Bank of Ireland	31,218	473
CRH PLC	135,330	3,372
Elan Corp. PLC (a)	100,566	538
Irish Life & Permanent PLC	59,871	1,003
		5,991

Italy (3.8%)
Alitalia S.p.A. (a) #	495,790	161
Banca Antonveneta S.p.A. (a)	3,170	106
Banca Intesa S.p.A. #	672,950	3,214
Banca Monte dei Paschi di Siena S.p.A. #	313,406	1,099
Banca Nazionale del Lavoro S.p.A. (a) #	457,031	1,440
Banca Popolare de Lodi S.c.r.l	43,973	442
Banca Popolare di Milano S.c.r.l	80,000	759
Benetton Group S.p.A	23,239	213
Beni Stabili S.p.A	355,000	362
Buzzi Unicem S.p.A	20,000	289
Caltagirone Editore S.p.A	13,962	127
Capitalia S.p.A. #	355,000	1,901
Edison S.p.A. (a) #	356,434	745
ERG S.p.A	20,708	317
Fiat S.p.A. (a) #	102,453	679
Fondiaria-SAI S.p.A	16,477	423
Ifil S.p.A	104,000	437
Italcementi S.p.A	37,000	601
Italmobiliare S.p.A	2,839	190
Pirelli & C. S.p.A. #	533,332	609
SanPaolo IMI S.p.A	15,937	236
Societa' Cattolica di Assicurazioni S.c.r.l	9,900	460
Telecom Italia S.p.A. #	866,478	2,938
Tiscali S.p.A. (a) #	74,000	219
		17,967

Japan (18.9%)
77th Bank, Ltd.	57,000	386
Acom Co., Ltd.	23,700	1,523
Aichi Steel Corp. #	29,000	161
Aioi Insurance Co., Ltd.	110,000	567
Aisin Seiki Co., Ltd.	42,200	913
Akita Bank, Ltd.	29,000	132
Amada Co., Ltd.	59,000	365
Aoyama Trading Co., Ltd.	9,800	257
Asahi Breweries, Ltd.	42,000	533
Asahi National Broadcasting Co., Ltd.	146	312
Asatsu-dk, Inc.	6,800	212

See notes to schedule of portfolio investments.

INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Autobacs Seven Co., Ltd. #	4,900	159
Awa Bank, Ltd.	31,000	187
Bank of Fukuoka, Ltd. #	92,000	558
Bank of Kyoto, Ltd. #	49,000	414
Bank of Nagoya, Ltd.	26,000	174
Benesse Corp.	14,200	460
Chiba Bank, Ltd.	123,000	757
Chudenko Corp.	8,500	148
Chugoku Bank, Ltd.	35,000	408
Citizen Watch Co., Ltd. #	41,000	373
Coca-Cola West Japan Co., Ltd.	15,300	352
COMSYS Holdings Corp.	21,000	180
Cosmo Oil Co., Ltd.	83,000	276
Dai Nippon Printing Co., Ltd.	63,000	1,010
Daicel Chemical Industries, Ltd.	48,000	258
Daihatsu Motor Co., Ltd.	63,000	503
Daiichi Pharmaceutical Co., Ltd.	15,400	357
Dainippon Ink & Chemicals, Inc.	115,000	312
Dainippon Pharmaceutical Co., Ltd.	24,000	235
Daishi Bank, Ltd.	50,000	205
Daiwa House Industry Co., Ltd.	80,000	897
Denso Corp.	114,300	2,706
Ebara Corp.	40,000	161
Ezaki Glico Co., Ltd.	19,000	158
Fuji Electric Co., Ltd.	111,000	332
Fuji Fire & Marine Insurance Co., Ltd.	71,000	224
Fuji Heavy Industries, Ltd. #	116,000	531
Fuji Oil Co., Ltd.	8,200	93
Fuji Photo Film Co., Ltd.	67,000	2,211
Fujikura Ltd.	57,000	247
Fukui Bank, Ltd.	36,000	140
Fukuyama Transporting Co., Ltd.	36,000	146
Furukawa Electric Co., Ltd. (a)	95,000	419
Futaba Industrial Co., Ltd.	10,000	176
Glory Ltd.	11,000	211
Gunma Bank, Ltd.	74,000	420
Gunze Ltd.	31,000	139
Hachijuni Bank, Ltd.	79,000	540
Hanshin Electric Railway Co., Ltd.	50,000	186
Heiwa Corp.	10,400	171
Higo Bank, Ltd.	37,000	262
Hitachi Cable, Ltd.	55,000	235
Hitachi Ltd.	501,000	2,941
Hitachi Maxell, Ltd.	13,000	173
Hitachi Metals, Ltd.	47,000	329
Hokkoku Bank, Ltd.	52,000	229
Hokuetsu Paper Mills, Ltd.	23,000	129
House Foods Corp.	16,500	236
Hyakugo Bank, Ltd.	33,000	206
Hyakujushi Bank, Ltd.	47,000	271
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	189,000	309
Itoham Foods, Inc.	31,000	153
Iyo Bank, Ltd.	47,000	385
Joyo Bank, Ltd.	126,000	632
Juroku Bank, Ltd.	54,000	288
Kagoshima Bank, Ltd.	30,000	226
Kamigumi Co., Ltd.	40,000	313
Kandenko Co., Ltd	30,000	194

See notes to schedule of portfolio investments.

INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Kansai Paint Co., Ltd.	14,000	84
Katokichi Co., Ltd. #	23,700	177
Kawasaki Heavy Industries, Ltd.	203,000	392
Kikkoman Corp.	29,000	279
Kinden Corp.	35,000	292
Kirin Brewery Co., Ltd.	143,000	1,387
Kissei Pharmaceutical Co., Ltd.	9,000	189
Kobe Steel, Ltd. #	378,000	684
Koito Manufacturing Co., Ltd.	23,000	226
Kokuyo Co., Ltd.	18,700	241
Komatsu Ltd.	140,000	986
Komori Corp.	11,000	169
Kuraray Co., Ltd.	55,000	508
Kureha Chemical Industry Co., Ltd.	28,000	121
Kyocera Corp.	3,900	284
Kyorin Pharmaceutical Co., Ltd.	12,000	167
Makita Corp.	20,000	378
Marubeni Corp.	213,000	694
Marui Co., Ltd.	56,000	716
Maruichi Steel Tube, Ltd.	13,000	284
Matsushita Electric Industrial Co., Ltd.	365,000	5,340
Matsushita Electric Works, Ltd.	36,000	303
MEDICEO Holdings Co., Ltd.	7,600	95
Meiji Seika Kaisha, Ltd.	57,000	273
Michinoku Bank, Ltd.	20,000	87
Millea Holdings, Inc.	27	368
Mitsubishi Gas Chemical Co., Inc.	72,000	352
Mitsubishi Heavy Industries, Ltd.	502,000	1,333
Mitsubishi Logistics Corp. #	25,000	259
Mitsubishi Materials Corp. #	165,000	382
Mitsubishi Motors Corp. (a) #	96,000	123
Mitsubishi Securities Co., Ltd.	47,000	390
Mitsubishi Tokyo Financial Group, Inc.	297	2,567
Mitsui Engineering & Shipbuilding Co., Ltd.	123,000	266
Mitsui Sumitomo Insurance Co., Ltd.	31,000	282
Mitsui Trust Holdings, Inc.	119,000	1,181
Mitsumi Electric Co., Ltd. #	10,600	116
Musashino Bank, Ltd.	4,700	198
Nagase & Co., Ltd.	20,000	195
Nanto Bank, Ltd.	36,000	185
NGK Insulators, Ltd.	53,000	543
NGK Spark Plug Co., Ltd.	33,000	345
Nichicon Corp.	10,700	140
Nichirei Corp.	46,000	170
Nihon Unisys, Ltd.	16,000	170
Nikko Cordial Corp.	152,000	709
Nippon Broadcasting System, Inc.	4,500	268
Nippon Electric Glass Co., Ltd.	42,000	667
Nippon Kayaku Co., Ltd. #	26,000	146
Nippon Meat Packers, Inc.	33,000	416
Nippon Oil Corp.	221,000	1,561
Nippon Paint Co., Ltd.	38,000	144
Nippon Sheet Glass Co., Ltd.	66,000	270
Nippon Shinpan Co., Ltd. (a)	44,000	203
Nippon Shokubai Co., Ltd.	25,000	224
Nippon Television Network Corp.	1,360	212
Nishimatsu Construction Co., Ltd. #	36,000	135
Nissay Dowa General Insurance Co., Ltd.	61,000	300

See notes to schedule of portfolio investments.

INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Nisshin Seifun Group, Inc.	35,000	364
Nisshin Steel Co., Ltd.	145,000	373
Nisshinbo Industries, Inc.	28,000	218
NSK Ltd.	80,000	395
Obayashi Corp.	105,000	613
Okumura Corp.	33,000	205
Onward Kashiyama Co., Ltd.	25,000	321
PanaHome Corp.	24,000	137
Promise Co., Ltd.	19,500	1,258
Q.P. Corp.	23,100	208
Rengo Co., Ltd. #	35,000	177
Resona Holdings, Inc. (a)	822,000	1,550
San-in Godo Bank, Ltd.	23,000	235
Santen Pharmaceutical Co., Ltd. #	4,000	89
Sanwa Shutter Corp.	18,000	97
Sanyo Shinpan Finance Co., Ltd.	5,000	338
Sapporo Hokuyo Holdings, Inc.	48	354
Sapporo Holdings, Ltd. #	52,000	243
Seino Transportation Co., Ltd.	26,000	246
Sekisui Chemical Co., Ltd.	78,000	564
Sekisui House, Ltd.	103,000	1,088
Shiga Bank, Ltd.	39,000	250
Shimachu Co., Ltd.	6,700	171
Shinko Securities Co., Ltd.	107,000	330
Shizuoka Bank, Ltd.	109,000	1,012
Shohkoh Fund & Co., Ltd.	1,690	433
Sumitomo Bakelite Co., Ltd.	24,000	149
Sumitomo Corp.	107,000	907
Sumitomo Electric Industries, Ltd.	109,000	1,133
Sumitomo Forestry Co., Ltd.	23,000	209
Sumitomo Metal Industries, Ltd.	479,000	849
Sumitomo Metal Mining Co., Ltd.	47,000	331
Sumitomo Osaka Cement Co., Ltd.	62,000	157
Sumitomo Realty & Development Co., Ltd.	54,000	615
Sumitomo Rubber Industries, Ltd.	32,000	311
Sumitomo Trust & Banking Co., Ltd.	121,000	755
Suzuken Co., Ltd.	6,000	163
Taiheiyo Cement Corp.	138,000	386
Taiyo Yuden Co., Ltd.	16,000	165
Takara Standard Co., Ltd.	22,000	143
Takashimaya Co., Ltd.	44,000	391
Takefuji Corp.	17,570	1,113
TDK Corp.	11,000	767
Teijin Ltd.	135,000	610
Teikoku Oil Co., Ltd.	44,000	317
Toda Corp.	47,000	231
Toho Bank, Ltd.	33,000	134
Tokuyama Corp.	37,000	282
Tokyo Broadcasting System, Inc.	26,000	494
Tokyo Steel Manufacturing Co., Ltd. #	23,100	337
Tokyo Style Co., Ltd.	13,000	143
Tokyo Tatemono Co., Ltd.	12,000	81
Toppan Printing Co., Ltd.	102,000	1,111
Toray Industries, Inc.	204,000	908
Toshiba TEC Corp.	42,000	193
Tostem Inax Holding Corp.	27,000	487
Toyo Ink Manufacturing Co., Ltd.	40,000	160
Toyo Seikan Kaisha, Ltd.	31,000	568

See notes to schedule of portfolio investments.

INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Toyo Suisan Kaisha, Ltd.	7,000	110
Toyota Auto Body Co., Ltd.	12,800	230
Toyota Industries Corp.	45,700	1,268
UNY Co., Ltd.	27,000	313
Wacoal Corp.	19,000	239
Yamaguchi Bank, Ltd.	29,000	337
Yamanashi Chuo Bank, Ltd.	28,000	177
Yamazaki Baking Co., Ltd.	29,000	257
Yokohama Rubber Co., Ltd.	45,000	178
		88,460

Netherlands (4.9%)
ABN Amro Holding NV #	102,573	2,488
Aegon NV #	270,719	3,394
AM NV	13,643	147
Buhrmann NV	21,050	187
DSM NV	19,352	1,296
Hagemeyer NV (a) #	75,855	171
Hunter Douglas NV	9,233	443
IHC Caland NV	4,437	290
ING Groep NV #	219,044	6,037
Koninklijke Ahold NV (a)	178,587	1,351
Koninklijke KPN NV	38,382	320
Koninklijke Numico NV (a)	18,747	776
Koninklijke Philips Electronics NV	135,337	3,359
Koninklijke Vopak NV	9,588	228
Nutreco Holding NV	5,436	172
NV Holdingsmaatschappij De Telegraaf	3,200	78
Oce NV	13,438	200
Royal Nedlloyd NV (a)	2,900	141
Vedior NV	13,287	204
Versatel Telecom International NV (a) #	74,287	170
VNU NV #	42,399	1,195
		22,647

New Zealand (0.2%)
Auckland International Airport, Ltd.	271,480	394
Carter Holt Harvey, Ltd.	237,750	325
Fletcher Building, Ltd.	35,323	161
		880

Norway (1.0%)
Aker Kvaerner ASA (a)	7,361	262
Aker Yards AS	4,538	152
DnB Holding ASA #	71,000	677
Norsk Hydro ASA #	30,280	2,411
Norske Skogindustrier ASA #	47,500	831
Storebrand ASA #	74,200	555
		4,888

Portugal (0.3%)
Banco BPI SA	14,440	58
Banco Espirito Santo SA	3,990	68
Portugal Telecom, SGPS SA #	110,300	1,214
		1,340

Singapore (0.8%)
DBS Group Holdings, Ltd. #	102,000	892
Fraser & Neave, Ltd.	22,600	214
Jardine Cycle & Carriage, Ltd.	5,000	37
Keppel Corp., Ltd.	49,000	322
Oversea-Chinese Banking Corp., Ltd.	77,000	631
SembCorp Industries, Ltd.	51,000	61

See notes to schedule of portfolio investments.

INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Singapore Airlines, Ltd.	119,000	815
Singapore Land, Ltd.	20,000	72
United Overseas Bank, Ltd. #	94,000	822
United Overseas Land, Ltd. #	33,000	45
		3,911

Spain (5.0%)
Acciona SA	3,705	319
Acerinox SA #	28,744	428
Antena 3 de Television SA #	3,484	68
Banco Bilbao Vizcaya Argentaria SA	99,000	1,534
Banco de Andalucia SA	900	84
Banco de Sabadell SA #	18,768	469
Banco Pastor SA	2,400	86
Banco Santander Central Hispano SA #	721,018	8,398
Cementos Portland SA	3,328	223
Corporacion Mapfre SA #	21,977	327
Ebro Puleva SA #	15,256	257
Endesa SA	92,041	2,011
Iberia Lineas Aereas de Espana SA #	116,152	359
Inmobiliaria Colonial SA	4,000	206
Inmobiliaria Urbis SA	13,781	211
Red Electrica de Espana #	6,000	145
Repsol YPF SA #	130,632	3,314
Sociedad General de Aguas de Barcelona SA	18,371	376
Sol Melia SA	21,812	248
Telefonica SA	257,754	4,382
Vallehermoso SA #	7,072	119
		23,564

Sweden (2.7%)
Electrolux AB, B Shares #	15,000	304
Gambro AB, A Shares	32,500	439
Gambro AB, B Shares	10,500	142
Holmen AB, B Shares #	9,900	264
Kinnevik Investment AB	24,150	206
NCC AB, B Shares	4,000	57
Nordea AB	334,300	3,179
Skandia Forsakrings AB #	108,400	514
Skandinaviska Enskilda Banken AB #	76,700	1,355
Skanska AB, B Shares	4,900	59
SSAB, A Shares	9,400	217
SSAB, B Shares	2,000	45
Svenska Cellulosa AB, Class B	26,100	910
Tele2 AB, B Shares #	15,600	495
TeliaSonera AB #	408,500	2,153
Trelleborg AB, B Shares #	9,000	133
Volvo AB, A Shares	16,900	660
Volvo AB, B Shares	35,900	1,454
Wihlborgs Fastigheter AB (a) #	10,185	249
		12,835

Switzerland (7.3%)
Baloise Holding, Ltd. #	30,600	1,567
Bank Sarasin & Cie AG, B Shares	90	166
Banque Cantonale Vaudoise	2,200	509
Berner Kantonalbank	4,900	780
Ciba Specialty Chemicals AG	18,300	1,146
Clariant AG (a)	47,100	739
Compagnie Financiere Richemont AG	175,900	5,254
Converium Holding AG (a)	7,200	64

See notes to schedule of portfolio investments.

INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Credit Suisse Group #	69,334	2,918
Dottikon ES Holding AG (a)	57	11
Ems-Chemie Holding AG	1,150	102
Georg Fischer AG (a)	1,910	556
Givaudan SA #	200	126
Helvetia Patria Holding	3,400	535
Holcim Ltd. #	65,100	3,954
Julius Baer Holding, Ltd., B Shares #	1,100	71
Luzerner Kantonalbank	2,393	469
PSP Swiss Property AG	16,800	724
Rieter Holding AG	1,590	446
SIG Holding AG	3,000	621
Sika AG	380	276
St. Galler Kantonalbank #	2,770	693
Swiss Life Holding (a) #	12,920	1,782
Swiss Prime Site (a)	720	177
Swiss Re #	10,300	684
Syngenta AG	40,600	4,206
Unaxis Holding AG #	7,000	1,004
Valiant Holding (a)	4,300	396
Valora Holding AG	2,230	485
Vontobel Holding AG	14,200	321
Zurich Financial Services AG	20,500	3,469
		34,251

United Kingdom (20.5%)
Amvescap PLC	128,900	751
Anglo American PLC	24,884	554
Arriva PLC	48,410	468
Associated British Foods PLC	166,073	2,330
Associated British Ports Holdings PLC	71,400	630
Aviva PLC	564,393	6,380
BAA PLC	264,218	2,932
BAE Systems PLC	731,996	3,587
Barratt Developments PLC	57,000	651
BBA Group PLC	116,000	617
Bellway PLC	12,000	175
Berkeley Group PLC (a)	35,610	523
Bovis Homes Group PLC	19,000	226
Bradford & Bingley PLC	74,000	431
Brambles Industries PLC	142,000	792
Britannic Group PLC	31,800	274
British Airways PLC (a)	298,000	1,363
British Land Co. PLC	136,012	2,130
British Vita PLC	40,829	277
Brixton PLC	55,200	339
Cable & Wireless PLC	676,845	1,557
COLT Telecom Group PLC (a)	416,000	395
Corus Group PLC (a)	1,223,858	1,017
De Vere Group PLC	17,131	168
DS Smith PLC	78,167	226
easyJet PLC (a)	108,000	452
FKI PLC	122,150	219
Friends Provident PLC	418,000	1,286
George Wimpey PLC	95,673	715
Great Portland Estates PLC	34,119	215
Greene King PLC	16,000	364
Hammerson PLC	76,100	1,239
Hanson PLC	179,000	1,654

See notes to schedule of portfolio investments.

INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
Henderson Group PLC (a)	195,980	235
Hilton Group PLC	451,145	2,365
Inchcape PLC	11,000	373
InterContinental Hotels Group PLC	159,275	1,900
International Power PLC (a)	410,172	1,431
ITV PLC	625,987	1,454
J Sainsbury PLC	480,263	2,596
Kingfisher PLC	120,511	569
Land Securities Group PLC	19,091	486
Liberty International PLC	75,374	1,361
Logica PLC	97,950	308
London Merchant Securities PLC	51,163	201
Mersey Docks & Harbour Co.	16,401	298
Millennium & Copthorne Hotels PLC	78,527	535
Mitchells & Butlers PLC	125,921	722
O2 PLC (a)	2,392,000	5,352
Pearson PLC	174,000	2,118
Peninsular & Oriental Steam Navigation Co.	162,000	833
Persimmon PLC	54,001	699
Pilkington PLC	330,594	685
Pillar Property PLC	18,694	269
Premier Oil PLC (a)	17,081	179
Quintain Estates & Development PLC	22,000	214
Rolls-Royce Group PLC, Class B	23,328,750	46
Rolls-Royce PLC (a)	466,575	2,122
Royal & Sun Alliance Insurance Group PLC	604,850	880
Schroders PLC	49,000	635
Scottish & Newcastle PLC	155,500	1,352
Scottish Power PLC	351,325	2,844
Shire Pharmaceuticals Group PLC	100,389	1,051
Singer & Friedlander Group PLC	36,185	215
Slough Estates PLC	114,800	1,054
Somerfield PLC	105,223	398
Stagecoach Group PLC	288,166	566
Stanley Leisure PLC	26,625	270
Tate & Lyle PLC	101,294	902
Taylor Woodrow PLC	138,496	760
Thus Group PLC (a)	236,007	60
Trinity Mirror PLC	80,510	982
Vodafone Group PLC	6,573,300	17,192
Westbury PLC	20,310	162
WH Smith Group PLC	44,640	289
WH Smith PLC, C Shares	62,000	62
Whitbread PLC	81,000	1,319
William Morrison Supermarkets PLC	257,994	961
Wilson Bowden PLC	18,000	369
Wolverhampton & Dudley Breweries PLC	15,306	297
Woolworths Group PLC	247,175	172
		95,080
TOTAL COMMON STOCKS		461,692

SHORT-TERM SECURITIES HELD
AS COLLATERAL FOR
SECURITIES LENDING (26.2%)
BNY Institutional Cash Reserve Fund	122,106,551	122,107

TOTAL SHORT-TERM SECURITIES
HELD AS COLLATERAL FOR		122,107
SECURITIES LENDING

TOTAL INVESTMENTS
(Cost $440,748)^ — 125.0%		583,799
Liabilities in excess of other assets — (25.0%)		(116,928)

NET ASSETS — 100.0%		$ 466,871

See notes to schedule of portfolio investments.

BALANCED FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
COMMON STOCKS (59.5%)
3M Co.	28,000	2,141
Allergan, Inc.	30,000	2,112
American International Group, Inc.	41,000	2,085
Amgen, Inc. (a) #	35,000	2,037
BP PLC - ADR	34,000	2,071
Caremark Rx, Inc. (a)	56,000	2,243
ChevronTexaco Corp.	41,000	2,132
Cisco Systems, Inc. (a)	125,000	2,160
Constellation Energy Group	42,000	2,208
Dell, Inc. (a)	61,000	2,125
Dow Chemical Co.	47,000	2,159
eBay, Inc. (a)	66,500	2,110
Eli Lilly & Co.	34,000	1,988
EMC Corp. (a)	165,000	2,165
Emerson Electric Co.	33,000	2,068
First Data Corp.	53,000	2,016
General Dynamics Corp.	21,000	2,206
General Electric Co.	62,000	2,244
Genuine Parts Co.	49,000	2,102
Golden West Financial Corp.	34,000	2,119
Goldman Sachs Group, Inc.	19,000	2,029
Harley-Davidson, Inc.	45,500	2,140
Health Management Associates, Inc. (a)	95,000	2,349
Hewlett-Packard Co. #	109,678	2,244
Ingersoll-Rand Co., Class A	26,000	1,999
J.P. Morgan Chase & Co.	57,000	2,023
Johnson & Johnson	31,000	2,128
Kohl's Corp. (a)	43,000	2,047
Linear Technology Corp.	60,000	2,144
Lowe's Cos., Inc.	41,000	2,137
Medtronic, Inc.	41,000	2,161
Merrill Lynch & Co., Inc.	39,000	2,103
MGIC Investment Corp.	36,000	2,124
Microsoft Corp.	85,000	2,151
Molson Coors Brewing Co., Class B #	32,000	1,976
Paychex, Inc.	68,000	2,081
PepsiCo, Inc.	39,000	2,170
Procter & Gamble Co.	42,000	2,274
QUALCOMM, Inc.	60,000	2,093
SBC Communications, Inc.	90,060	2,143
St. Paul Travelers Cos., Inc.	59,000	2,112
Staples, Inc.	105,000	2,002
Starbucks Corp. (a)	44,000	2,179
Stryker Corp.	44,000	2,136
Sysco Corp.	65,000	2,249
Verizon Communications, Inc.	60,000	2,149
Wachovia Corp.	43,000	2,201
Walgreen Co.	49,500	2,131
Washington Mutual, Inc.	60,000	2,478
XL Capital, Ltd., Class A	30,000	2,109

TOTAL COMMON STOCKS		106,753

CORPORATE BONDS (15.8%)

See notes to schedule of portfolio investments.

BALANCED FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
Alabama Power Co., 3.50%, 11/15/07	500	491
Alcoa, Inc., 7.38%, 8/1/10	900	1,018
AOL Time Warner, Inc., 6.88%, 5/1/12	500	557
Berkshire Hathaway, Inc., 3.38%, 10/15/08	1,000	970
Black & Decker Corp., 4.75%, 11/1/14	500	490
Bottling Group LLC, 2.45%, 10/16/06 #	1,000	979
Branch Banking & Trust, 4.88%, 1/15/13	500	504
Caterpillar Financial Services Corp., 2.50%, 10/3/06, MTN	1,000	980
Conoco, Inc., 6.35%, 4/15/09	1,500	1,612
DaimlerChrysler NA Holding Corp., 6.50%, 11/15/13	1,000	1,023
Devon Financial Corp., ULC, 6.88%, 9/30/11	500	556
Diageo Capital PLC, 3.50%, 11/19/07	1,000	984
Duke Energy Corp., 6.25%, 1/15/12	500	541
General Dynamics Corp., 4.50%, 8/15/10	1,000	1,002
General Electric Co., 5.00%, 2/1/13 #	1,500	1,529
Honeywell, Inc., 7.00%, 3/15/07	320	337
Hormel Foods Corp., 6.63%, 6/1/11	450	502
IBM Corp., 7.50%, 6/15/13	1,000	1,181
International Paper Co., 5.30%, 4/1/15	500	496
Lehman Brothers Holdings, Inc., 3.50%, 8/7/08	1,000	981
McDonald's Corp., 5.75%, 3/1/12	700	751
Northern Trust Co., 7.10%, 8/1/09	1,000	1,101
Protective Life Secured Trust, 4.00%, 10/7/09, MTN	500	492
Prudential Funding LLC, 6.60%, 5/15/08, (c)	2,000	2,132
St. Paul Cos., Inc., 5.75%, 3/15/07	750	770
SunTrust Banks, Inc., 7.38%, 7/1/06	1,000	1,035
Target Corp., 5.88%, 3/1/12	500	537
Unilever Capital Corp., 6.88%, 11/1/05	2,000	2,033
Unilever Capital Corp., 7.13%, 11/1/10	300	339
Union Pacific Corp., 5.75%, 10/15/07	400	413
Unitedhealth Group, Inc., 5.00%, 8/15/14	500	508
Wachovia Corp., 6.63%, 11/15/06 #	1,475	1,536

TOTAL CORPORATE BONDS		28,380

U.S. TREASURY BONDS (7.9%)
7.50%, 11/15/16 #	1,300	1,670
7.25%, 8/15/22 #	1,000	1,317
6.25%, 8/15/23 #	7,425	8,926
5.50%, 8/15/28 #	2,000	2,253

TOTAL U.S. TREASURY BONDS		14,166

U.S. GOVERNMENT AGENCIES (8.5%)
5.83%, 2/9/06	2,000	2,034
6.21%, 11/7/07	2,300	2,423
6.25%, 3/5/12, Callable 3/5/07 @ 100	1,500	1,555
4.63%, 10/15/14 #	1,500	1,509
5.50%, 11/1/16 - 11/1/17	3,098	3,176
6.50%, 11/20/28 - 10/15/33	3,605	3,776
6.00%, 6/15/33	831	858

TOTAL U.S GOVERNMENT AGENCIES		15,331

U.S. TREASURY NOTES (5.0%)

See notes to schedule of portfolio investments.

BALANCED FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
3.00%, 2/15/09 #	1,500	1,457
4.00%, 6/15/09 #	1,500	1,510
4.25%, 11/15/13 #	6,000	6,045

TOTAL U.S. TREASURY NOTES		9,012

U.S. TREASURY BILLS * (1.3%)
2.72%, 7/7/05 #	2,300	2,289

TOTAL U.S. TREASURY BILLS		2,289

AFFILIATED SECURITIES (0.4%)
AmSouth Prime Money Market Fund	792,182	792

TOTAL AFFILIATED SECURITIES		792

MUNICIPAL BONDS (1.0%)
Chicago Public Building, 7.00%, 1/1/06	1,800	1,840

TOTAL MUNICIPAL BONDS		1,840

SHORT-TERM SECURITIES HELD
AS COLLATERAL FOR
SECURITIES LENDING (19.7%)
BNY Institutional Cash Reserve Fund	35,134,380	35,134

TOTAL SHORT-TERM SECURITIES HELD
AS COLLATERAL FOR
SECURITIES LENDING		35,134

TOTAL INVESTMENTS
(Cost $207,538)^ — 119.1%		213,697
Liabilities in excess of other assets — (19.1%)		(34,336)

NET ASSETS — 100.0%		$ 179,361

See notes to schedule of portfolio investments.

STRATEGIC PORTFOLIOS:
AGGRESSIVE GROWTH PORTFOLIO
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
AFFILIATED SECURITIES (100.0%)
Investment Companies (100.0%)
AmSouth Capital Growth Fund, I Shares	769,230	7,308
AmSouth Enhanced Market Fund, I Shares	903,587	10,238
AmSouth International Equity Fund, I Shares	402,429	5,409
AmSouth Large Cap Fund, I Shares	274,240	4,868
AmSouth Limited Term Bond Fund, I Shares	45	**
AmSouth Mid Cap Fund, I Shares	382,547	5,161
AmSouth Prime Money Market Fund, I Shares	502,460	502
AmSouth Select Equity Fund, I Shares	349,094	4,842
AmSouth Small Cap Fund, I Shares (a)	568,711	5,027
AmSouth Value Fund, I Shares	485,069	7,882

TOTAL AFFILIATED SECURITIES		51,237

TOTAL INVESTMENTS
(Cost $45,031)^ — 100.0%		51,237
Liabilities in excess of other assets — (+)		(6)
NET ASSETS — 100.0%		$ 51,231

See notes to schedule of portfolio investments.

STRATEGIC PORTFOLIOS:
GROWTH PORTFOLIO
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
AFFILIATED SECURITIES (100.0%)
Investment Companies (100.0%)
AmSouth Capital Growth Fund, I Shares	720,678	6,846
AmSouth Enhanced Market Fund, I Shares	878,029	9,949
AmSouth Government Income Fund, I Shares	256,386	2,492
AmSouth High Quality Bond Fund, I Shares	763,458	8,452
AmSouth International Equity Fund, I Shares	399,338	5,367
AmSouth Large Cap Fund, I Shares	262,832	4,665
AmSouth Limited Term Bond Fund, I Shares	473,745	4,870
AmSouth Mid Cap Fund, I Shares	373,628	5,040
AmSouth Prime Money Market Fund, I Shares	620,280	620
AmSouth Select Equity Fund, I Shares	345,055	4,786
AmSouth Small Cap Fund, I Shares (a)	539,811	4,772
AmSouth Value Fund, I Shares	475,631	7,729

TOTAL AFFILIATED SECURITIES		65,588

TOTAL INVESTMENTS
(Cost $60,990)^ — 100.0%		65,588
Liabilities in excess of other assets — (+)		(30)

NET ASSETS — 100.0%		$ 65,558

See notes to schedule of portfolio investments.

STRATEGIC PORTFOLIOS:
GROWTH AND INCOME PORTFOLIO
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
AFFILIATED SECURITIES (100.0%)
Investment Companies (100.0%)
AmSouth Capital Growth Fund, I Shares	967,492	9,191
AmSouth Enhanced Market Fund, I Shares	1,206,069	13,665
AmSouth Government Income Fund, I Shares	973,912	9,466
AmSouth High Quality Bond Fund, I Shares	1,813,347	20,075
AmSouth International Equity Fund, I Shares	524,694	7,052
AmSouth Large Cap Fund, I Shares	358,573	6,365
AmSouth Limited Term Bond Fund, I Shares	1,295,363	13,316
AmSouth Mid Cap Fund, I Shares	514,862	6,945
AmSouth Prime Money Market Fund, I Shares	1,036,332	1,036
AmSouth Select Equity Fund, I Shares	474,183	6,577
AmSouth Small Cap Fund, I Shares (a)	729,654	6,450
AmSouth Value Fund, I Shares	657,317	10,681

TOTAL AFFILIATED SECURITIES		110,819

TOTAL INVESTMENTS
(Cost $102,418)^ — 100.0%		110,819
Other assets in excess of liabilities — (+)		5
NET ASSETS — 100.0%		$ 110,824

See notes to schedule of portfolio investments.

STRATEGIC PORTFOLIOS:
MODERATE GROWTH AND INCOME PORTFOLIO
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares	Value $
AFFILIATED SECURITIES (100.0%)
Investment Companies (100.0%)
AmSouth Capital Growth Fund, I Shares	399,087	3,791
AmSouth Enhanced Market Fund, I Shares	418,087	4,737
AmSouth Government Income Fund, I Shares	534,240	5,193
AmSouth High Quality Bond Fund, I Shares	1,072,501	11,872
AmSouth International Equity Fund, I Shares	180,310	2,423
AmSouth Large Cap Fund, I Shares	144,521	2,565
AmSouth Limited Term Bond Fund, I Shares	760,855	7,822
AmSouth Mid Cap Fund, I Shares	201,363	2,716
AmSouth Prime Money Market Fund, I Shares	492,661	493
AmSouth Select Equity Fund, I Shares	182,734	2,535
AmSouth Small Cap Fund, I Shares (a)	278,492	2,462
AmSouth Value Fund, I Shares	235,247	3,823

TOTAL AFFILIATED SECURITIES		50,432

TOTAL INVESTMENTS
(Cost $48,617)^ — 100.0%		50,432
Liabilities in excess of other assets — (+)		(2)
NET ASSETS — 100.0%		$ 50,430

See notes to schedule of portfolio investments.

GOVERNMENT INCOME FUND
Portfolio of Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
U.S. GOVERNMENT AGENCIES (95.5%)
Fannie Mae (52.8%)
7.50%, 4/1/15 - 6/1/15	479	506
8.00%, 7/1/15	328	349
5.00%, 8/1/18 - 1/1/35	33,471	33,520
6.50%, 12/1/31 - 2/1/34	12,840	13,373
5.50%, 11/1/34 - 1/1/35	13,405	13,545
6.00%, 11/1/34 - 1/1/35	25,044	25,740
		87,033

Freddie Mac (32.0%)
5.50%, 8/1/08 - 1/1/35	13,504	13,670
4.00%, 2/1/10	1,881	1,858
6.00%, 5/1/16 - 11/1/33	4,263	4,396
5.00%, 5/1/19 - 2/1/35	32,076	32,080
6.50%, 5/1/31	174	182
7.00%, 6/1/31	467	493
		52,679

Government National Mortgage Assoc. (10.7%)
7.00%, 8/15/11 - 12/15/30	1,763	1,870
6.50%, 1/15/15 - 3/15/33	1,985	2,081
9.50%, 5/15/18 - 8/15/21	90	101
9.00%, 8/15/18 - 9/15/22	81	89
6.00%, 3/15/19 - 6/15/31	7,782	8,078
8.50%, 11/15/20 - 2/15/23	18	20
7.50%, 3/15/23 - 8/20/30	1,793	1,930
6.75%, 4/15/26	544	575
5.50%, 10/15/28 - 2/20/32	1,989	2,027
8.00%, 7/15/29 - 6/20/30	773	836
		17,607
TOTAL U.S. GOVERNMENT AGENCIES		157,319

U.S. TREASURY OBLIGATIONS (2.4%)
5.00%, 2/15/11 #	3,800	4,006

TOTAL U.S. TREASURY OBLIGATIONS		4,006

INVESTMENT COMPANIES (1.1%)
AIM Treasury Money Market Fund	1,739,390	1,739

TOTAL INVESTMENT COMPANIES		1,739

AFFILIATED SECURITIES (0.8%)
AmSouth Treasury Reserve Money	1,257,214	1,257
Market Fund

TOTAL AFFILIATED SECURITIES		1,257

SHORT-TERM SECURITIES HELD
AS COLLATERAL FOR
SECURITIES LENDING (2.6%)
BNY Institututional Cash Reserve Fund	4,301,393	4,301

TOTAL SHORT-TERM SECURITIES
HELD AS COLLATERAL FOR
SECURITIES LENDING		4,301

TOTAL INVESTMENTS
(Cost $168,773)^ — 102.4%		168,622
Liabilities in excess of other assets — (2.4%)		(3,978)

NET ASSETS — 100.0%		$ 164,644

See notes to schedule of portfolio investments.

LIMITED TERM BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
CORPORATE BONDS (60.3%)
Alabama Power Co., 2.65%, 2/15/06	500	496
Alabama Power Co., 2.80%, 12/1/06	1,000	983
Allstate Financial Global Fund, 7.13%, 9/26/05 (b)	2,000	2,028
American Honda Finance, 2.87%, 5/11/07, MTN (c)	3,000	3,004
Asif Global Finance, 3.06%, 12/11/06 (b) (c)	3,000	3,000
Bank of New York Co., Inc., 3.90%, 9/1/07	1,000	993
Becton, Dickinson and Co., 7.15%, 10/1/09	1,000	1,111
Berkshire Hathaway, Inc., 3.38%, 10/15/08 (b)	3,000	2,911
Boeing Capital Corp., 5.65%, 5/15/06	403	411
Bottling Group, LLC, 2.45%, 10/16/06	3,000	2,938
Caterpillar Financial Services Corp., 2.50%, 10/3/06, MTN	2,000	1,961
Caterpillar Financial Services Corp., 3.10%, 5/15/07, MTN	500	490
Chase Manhattan Corp., 7.13%, 2/1/07	2,500	2,632
Coca-Cola Enterprises, Inc., 2.50%, 9/15/06	1,000	980
Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	1,000	1,023
Colgate-Palmolive Co., 5.34%, 3/27/06	2,000	2,030
Consolidated Edison, Inc., 3.63%, 8/1/08 #	500	490
DaimlerChrysler NA Holding, 7.20%, 9/1/09	2,000	2,122
Diageo Capital PLC, 3.50%, 11/19/07	1,000	984
Diageo Finance BV, 3.00%, 12/15/06	1,000	983
Donaldson Lufkin Jenrette, Inc., 6.90%, 10/1/07, MTN	1,500	1,590
Eli Lilly & Co., 5.50%, 7/15/06	2,000	2,038
Fifth Third Bank, 2.70%, 1/30/07	2,000	1,952
First Data Corp., 4.70%, 11/1/06	3,000	3,030
FleetBoston Financial Corp., 4.88%, 12/1/06	2,000	2,030
General Electric Capital Corp., 3.75%, 12/15/09	4,000	3,896
Gillette Co., 2.50%, 6/1/08	2,000	1,919
GlaxoSmithKline Capital PLC, 2.38%, 4/16/07	1,100	1,068
Goldman Sachs Group, Inc., 3.27%, 1/9/07, MTN (c)	3,000	3,004
GTE California, Inc., 7.65%, 3/15/07	2,000	2,119
Hartford Life Global Fund, 3.18%, 9/15/09 (c)	2,000	1,995
IBM Corp., 3.80%, 2/1/08	1,000	992
Keycorp, 2.75%, 2/27/07, MTN	2,000	1,951
Lehman Brothers Holdings, Inc., 3.50%, 8/7/08	2,000	1,962
McDonald's Corp., 3.88%, 8/15/07, MTN	3,000	2,988
Merrill Lynch & Co.,, 4.13%, 9/10/09	2,000	1,978
National City Bank of Indiana, 2.38%, 8/15/06	2,000	1,963
Nationwide Life Global Fund, 2.75%, 5/15/07 (b)	2,000	1,950
New York Times Co., 4.63%, 6/25/07, MTN	2,000	2,020
Pacific Life Global Funding, 3.75%, 1/15/09 (b)	1,000	981
Premium Asset Trust, 3.37%, 10/8/09 (c)	2,000	2,003
Procter & Gamble Co., 3.50%, 12/15/08	1,000	980
Protective Life Secured Trusts, 4.00%, 10/7/09, MTN	2,000	1,969
R.R. Donnelley & Sons Co., 5.00%, 11/15/06	1,000	1,010
Sears Credit Account Master Trust, 6.75%, 9/16/09	5,000	5,059
SLM Corp., 4.25%, 2/1/10 (c)	2,000	1,988
Smith Enron, 5.97%, 12/15/06	413	414

See notes to schedule of portfolio investments.

LIMITED TERM BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
St. Paul Cos., Inc., 5.75%, 3/15/07	2,500	2,565
SunTrust Banks, Inc., 6.90%, 7/1/07	510	539
SunTrust Banks, Inc., 6.25%, 6/1/08	1,000	1,060
Sysco Corp., 7.25%, 4/15/07	1,115	1,181
Target Corp., 3.38%, 3/1/08	800	785
Toyota Motor Credit Corp., 5.65%, 1/15/07	3,000	3,082
U.S. Bancorp, 2.75%, 3/30/06	2,000	1,983
United Technologies Corp., 4.88%, 11/1/06	2,000	2,030
UnitedHealth Group, Inc., 5.20%, 1/17/07	1,000	1,019
UnitedHealth Group, Inc., 3.38%, 8/15/07	1,035	1,019
Univision Communications, Inc., 2.88%, 10/15/06	1,500	1,474
USAA Capital Corp., 4.00%, 12/10/07, MTN (b)	2,200	2,197
Vulcan Materials Co., 6.40%, 2/1/06	2,500	2,541
Wells Fargo & Co., 3.10%, 9/15/06 (c)	1,000	1,001

TOTAL CORPORATE BONDS		108,895

U.S. TREASURY OBLIGATIONS (20.6%)
2.00%, 5/15/06 ++	11,000	10,849
2.25%, 2/15/07 #	25,000	24,421
4.00%, 3/15/10 #	2,000	2,010

TOTAL U.S. TREASURY OBLIGATIONS		37,280

U.S. GOVERNMENT AGENCIES (18.1%)
Fannie Mae (2.7%)
3.41%, 8/30/07, Callable 9/1/05 @100	5,000	4,930

Federal Farm Credit Bank (3.8%)
2.38%, 12/23/05, Callable 5/17/05	5,000	4,959
2.70%, 11/24/06	2,000	1,966
		6,925

Federal Home Loan Bank (7.7%)
2.87%, 9/16/05 (c)	2,000	2,000
2.25%, 10/18/05	2,000	1,991
2.38%, 8/15/06	10,000	9,833
		13,824

Freddie Mac (3.3%)
3.75%, 8/3/07, Callable 8/3/05 @ 100 #	6,000	5,963

Government National Mortgage Assoc. (0.6%)
7.50%, 4/15/09 - 8/15/11	278	292
8.00%, 12/15/07 - 4/15/10	611	642
8.50%, 9/15/09 - 12/15/09	87	94
		1,028

TOTAL U.S. GOVERNMENT AGENCIES		32,670

INVESTMENT COMPANIES (0.2%)
Goldman Sachs Financial Square Prime Obligations	344,978	345

TOTAL INVESTMENT COMPANIES		345

See notes to schedule of portfolio investments.

LIMITED TERM BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
AFFILIATED SECURITIES (0.1%)
AmSouth Prime Money Market Fund	104,133	104
AmSouth Treasury Reserve Money Market Fund	733	1

TOTAL AFFILIATED SECURITIES		105

SHORT-TERM SECURITIES HELD
AS COLLATERAL FOR
SECURITIES LENDING (18.7%)
BNY Institutional Cash Reserve Fund	33,767,938	33,768

TOTAL SHORT-TERM SECURITIES
HELD AS COLLATERAL FOR
SECURITIES LENDING		33,768

TOTAL INVESTMENTS
(Cost $214,933)^ — 118.0%		213,063
Liabilities in excess of other assets -- (18.0%)		(32,467)

NET ASSETS — 100.0%		$ 180,596

See notes to schedule of portfolio investments.

HIGH QUALITY BOND FUND
Portfolio of Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
CORPORATE BONDS (43.5%)
Alabama Power Co., 7.13%, 10/1/07	1,700	1,810
Alcoa, Inc., 7.38%, 8/1/10	4,000	4,526
Asif Global Financing, 3.85%, 11/26/07 (b)	5,000	4,945
Baltimore Gas & Electric, 7.50%, 1/15/07	3,100	3,277
Bank of New York Co., Inc. Series G, 4.95%, 3/15/15, MTN	2,000	2,017
Bank One, Texas NA, 6.25%, 2/15/08	1,000	1,054
Bear Stearns Cos., Inc., 4.00%, 1/31/08	2,800	2,780
Berkshire Hathaway, Inc., 3.38%, 10/15/08 (b)	3,000	2,911
Black & Decker Corp., 4.75%, 11/1/14	4,500	4,407
Bottling Group, LLC, 2.45%, 10/16/06 #	5,500	5,386
Branch Banking & Trust, 4.88%, 1/15/13	4,500	4,540
British Columbia, 4.63%, 10/3/06	3,000	3,041
Caterpillar Financial Services Corp., 2.50%, 10/3/06, MTN	2,100	2,059
Caterpillar Financial Services Corp., 3.10%, 5/15/07, MTN #	2,300	2,254
Caterpillar, Inc., 6.55%, 5/1/11 #	1,000	1,105
Chubb Corp., 6.00%, 11/15/11	1,000	1,068
Clorox Co., 6.13%, 2/1/11	500	541
Colgate-Palmolive Co., 5.34%, 3/27/06	4,400	4,466
Conoco, Inc., 6.35%, 4/15/09	1,000	1,075
DaimlerChrysler NA Holding Corp., 6.50%, 11/15/13	6,000	6,135
Devon Financing Corp., ULC, 6.88%, 9/30/11	5,000	5,560
Duke Energy Corp., 6.25%, 1/15/12	5,000	5,405
Fifth Third Bank, 2.70%, 1/30/07	1,000	976
First Data Corp., 4.70%, 11/1/06 #	7,000	7,070
FleetBoston Financial Corp., 4.88%, 12/1/06	2,100	2,132
Ford Motor Credit Co., 6.25%, 12/8/05	3,485	3,504
General Electric Co., 5.00%, 2/1/13	12,000	12,232
Georgia Power Co., 4.00%, 1/15/11	3,000	2,907
GlaxoSmithKline Capital PLC, 2.38%, 4/16/07	1,000	971
GTE California, Inc., 7.65%, 3/15/07	1,000	1,059
GTE California, Inc., 6.70%, 9/1/09	1,500	1,609
Honeywell, Inc., 7.00%, 3/15/07	2,000	2,105
Hormel Foods Corp., 6.63%, 6/1/11	7,000	7,805
Household Finance Corp., 6.50%, 1/24/06	5,000	5,103
IBM Corp., 5.38%, 2/1/09	5,000	5,206
International Paper Co., 5.30%, 4/1/15	5,000	4,956
John Deere Capital Corp, 7.00%, 3/15/12	6,000	6,840
John Hancock Financial Services, Inc., 5.63%, 12/1/08	5,000	5,219
Kimberly-Clark Corp., 7.10%, 8/1/07	1,700	1,815
Lehman Brothers Holdings, Inc., 3.50%, 8/7/08	6,000	5,886
May Department Stores Co., 7.90%, 10/15/07	1,000	1,074
McDonald's Corp., 5.38%, 4/30/07, MTN	2,000	2,055
McDonald's Corp., 5.35%, 9/15/08	5,500	5,720
McDonald's Corp., 6.00%, 4/15/11, MTN	700	753
McDonnell Douglas Corp., 6.88%, 11/1/06	2,145	2,228
Mellon Funding Corp., 6.40%, 5/14/11	2,000	2,198
MetLife, Inc., 6.13%, 12/1/11	1,000	1,084
NationsBank Corp., 7.75%, 8/15/15	1,100	1,348
New York Times Co., 4.63%, 6/25/07, MTN	2,800	2,829

See notes to schedule of portfolio investments.

HIGH QUALITY BOND FUND
Portfolio of Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
Nike, Inc., 5.50%, 8/15/06	3,500	3,575
Northern Trust Co., 7.10%, 8/1/09	6,000	6,604
Pharmacia Corp., 5.75%, 12/1/05	2,600	2,636
Phillips Petroleum Co., 6.38%, 3/30/09	2,000	2,155
PPG Industries, Inc., 7.05%, 8/15/09	2,500	2,759
Protective Life Secured Trusts, 4.00%, 10/7/09, MTN	3,500	3,446
Prudential Funding LLC, 6.60%, 5/15/08 (b)	6,000	6,390
Sara Lee Corp., 6.15%, 6/19/08, MTN	5,625	5,926
Sears Credit Account Master Trust, 6.75%, 9/16/09	5,000	5,058
Smith Enron, 5.97%, 12/15/06	638	640
St. Paul Cos., Inc., 5.75%, 3/15/07	9,125	9,363
State Street Corp., 7.65%, 6/15/10	5,000	5,780
SunTrust Bank, Inc., 6.38%, 4/1/11	500	548
SunTrust Banks, Inc., 7.38%, 7/1/06	3,159	3,271
Target Corp., 5.88%, 3/1/12	3,500	3,758
Texaco Capital, 7.09%, 2/1/07	4,000	4,210
Time Warner, Inc., 6.88%, 5/1/12	5,900	6,580
Unilever Capital Corp., 7.13%, 11/1/10	5,000	5,655
United Technologies Corp., 7.13%, 11/15/10	5,000	5,659
UnitedHealth Group, Inc., 5.00%, 8/15/14	5,000	5,079
US Bank NA, 3.75%, 2/6/09	2,000	1,962
Vulcan Materials Co., 6.00%, 4/1/09	2,000	2,120
Wachovia Corp., 6.61%, 10/1/25	1,875	2,154
Wal-Mart Stores, Inc., 5.45%, 8/1/06 #	4,500	4,589
Wisconsin Electric Power, 6.63%, 11/15/06	3,500	3,636

TOTAL CORPORATE BONDS		270,599

U.S. TREASURY OBLIGATIONS (32.5%)
2.72-2.82%, 7/7/05 #	29,300	29,155
3.00%, 2/15/09 ++	10,000	9,713
4.25%, 11/15/13 #	43,200	43,525
7.50%, 11/15/16 #	19,000	24,412
6.25%, 8/15/23 #	43,900	52,772
5.50%, 8/15/28 #	38,000	42,801

TOTAL U.S. TREASURY OBLIGATIONS		202,378

U.S. GOVERNMENT AGENCIES (21.8%)
Fannie Mae (10.3%)
2.63%, 1/19/07	10,000	9,804
2.99%, 10/3/05 (c)	4,000	4,000
3.01%, 7/6/05 (c)	4,000	4,000
3.52%, 1/28/08	5,000	4,939
3.75%, 9/15/08, Callable 9/15/05 @ 100	21,000	20,712
5.50%, 12/1/17	10,389	10,646
6.00%, 7/1/33	4,173	4,290
7.13%, 3/15/07 #	5,000	5,294
		63,685

Federal Farm Credit Bank (0.3%)
2.80%, 1/3/07 (c)	2,000	2,000

See notes to schedule of portfolio investments.

HIGH QUALITY BOND FUND
Portfolio of Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
Federal Home Loan Bank (6.0%)
2.38%, 8/15/06 #	5,000	4,917
4.88%, 11/15/11	7,000	7,175
		12,092

Freddie Mac (1.9%)
3.75%, 8/3/07, Callable 8/3/05 @ 100 #	21,000	20,868
4.50%, 1/15/15 #	6,000	5,976
6.25%, 3/5/12, Callable 3/5/07 @ 100 #	10,000	10,363
		37,207

Government National Mortgage Assoc. (3.3%)
6.50%, 8/15/11 - 12/15/32	16,338	17,119
7.00%, 9/15/11 - 5/15/32	2,992	3,168
7.50%, 8/15/11	104	109
8.00%, 5/15/10	76	80
		20,476
TOTAL U.S. GOVERNMENT AGENCIES		135,460

MUNICIPAL BONDS (0.2%)
Atlanta Downtown Development Lease	800	959
Revenue Bond, 6.88%, 2/1/21

TOTAL MUNICIPAL BONDS		959

INVESTMENT COMPANIES (0.7%)
Goldman Sachs Financial Square Prime Obligations	4,478,450	4,478

TOTAL INVESTMENT COMPANIES		4,478

AFFILIATED SECURITIES (0.1%)
AmSouth Prime Money Market Fund	670,992	671
AmSouth Treasury Reserve Money Market Fund	9,531	10

TOTAL AFFILIATED SECURITIES		681

SHORT-TERM SECURITIES HELD
AS COLLATERAL FOR SECURITIES
LENDING (26.8%)
BNY Institutional Cash Reserve Fund	166,839,040	166,839

TOTAL SHORT-TERM SECURITIES
HELD AS COLLATERAL FOR		166,839
SECURITIES LENDING

TOTAL INVESTMENTS		781,394
(Cost $762,186)^ — 125.6%
Liabilities in excess of other assets — (25.6%)		(159,329)
NET ASSETS — 100.0%		$ 622,065

See notes to schedule of portfolio investments.

HIGH QUALITY
MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
MUNICIPAL BONDS (97.5%)
Alabama (32.5%)
Alabama 21st Century Authority Tobacco Settlement Revenue, 5.13%, 12/1/05	$1,000	1,008
Alabama 21st Century Authority Tobacco Settlement Revenue, 5.25%, 12/1/06	1,000	1,024
Alabama State Agriculture & Mechanical University, Revenue, 4.55%, 11/1/09, Callable 5/1/08 @ 102, MBIA	2,245	2,376
Alabama State Agriculture & Mechanical University, Revenue, 4.65%, 11/1/10, Callable 5/1/08 @ 102, MBIA	2,355	2,489
Alabama State Public School & College Authority, 5.13%, 11/1/14, Callable 11/1/08 @ 101.5, FSA	8,000	8,620
Alabama State Water Pollution Control Authority, Revolving Fund, Series B, 5.25%, 8/15/08, Callable 8/15/06 @ 100, AMBAC	1,095	1,128
Alabama State Water Pollution Control Authority, Revolving Fund, Series B, 5.38%, 8/15/10, Callable 8/15/06 @ 100, AMBAC	860	887
Alabama State Water Pollution Control Authority, Revolving Fund, Series B, 5.40%, 8/15/11, Callable 8/15/06 @ 100, AMBAC	1,840	1,899
Alabama State Water Pollution Control Authority, Revolving Fund, Series B, 5.50%, 8/15/16, Callable 8/15/06 @ 100, AMBAC
Alabama State, Series E, GO, 4.00%, 9/1/08	2,855	2,956
Alabama State, Series E, GO, 4.00%, 9/1/09	4,210	4,378
Athens, Warrants, GO, 1.85%, 2/1/06, MBIA	680	674
Athens, Warrants, GO, 2.35%, 2/1/07, MBIA	690	682
Auburn University, University Revenues, General Fee, 5.00%, 6/1/13, Callable 6/1/12 @ 100, AMBAC	4,800	5,234
Auburn University, University Revenues, General Fee, Series A, 5.50%, 6/1/12, Callable 6/1/11 @ 100, MBIA	2,125	2,376
Birmingham, Capital Improvements, Series A, GO, 4.75%, 10/1/10, Callable 4/1/08 @ 102	1,340	1,421

See notes to schedule of portfolio investments.

HIGH QUALITY
MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
Birmingham, Capital Improvements, Series A, GO, 4.85%, 10/1/11, Callable 4/1/08 @ 102	1,430	1,515
Birmingham, Capital Improvements, Series B, GO, 4.80%, 10/1/08, Callable 4/1/07 @ 102	1,040	1,095
Birmingham, Industrial Water Board, Industrial Water Supply, 6.20%, 7/1/08, Prerefunded 1/1/07 @ 100	1,885	1,952
Birmingham, Special Care Facilities Funding Authority, Series D, 4.95%, 11/1/14, Prerefunded 11/1/07 @ 100	2,235	2,335
Clark & Mobile County, Gas District, 5.60%, 12/1/17, Callable 12/1/06 @ 102, MBIA	1,045	1,109
Decatur, Warrants, Series A, GO, 2.25%, 12/1/05	435	434
Decatur, Warrants, Series A, GO, 2.40%, 12/1/06	205	203
Decatur, Warrants, Series A, GO, 2.50%, 12/1/07	210	207
Decatur, Warrants, Series B, GO, 2.25%, 12/1/05	215	214
Decatur, Warrants, Series B, GO, 2.40%, 12/1/06	100	99
Decatur, Warrants, Series B, GO, 2.50%, 12/1/07	140	138
Decatur, Warrants, Series C, GO, 2.50%, 8/1/05	245	245
Decatur, Warrants, Series C, GO, 2.88%, 8/1/06	200	200
Decatur, Warrants, Series C, GO, 2.88%, 8/1/07	220	220
Decatur, Warrants, Series D, GO, 2.50%, 8/1/05	580	580
Decatur, Warrants, Series D, GO, 2.88%, 8/1/07	610	610
Dothan, GO, 5.05%, 9/1/09, FSA	905	976
Dothan, GO, 5.10%, 9/1/10, Callable 9/1/09 @ 101, FSA	1,515	1,642
Florence Water, Series B, 4.70%, 12/1/13, Callable 12/1/08 @ 102, FSA	1,025	1,083
Florence, Warrants, GO, 4.00%, 9/1/13, FSA	1,340	1,381
Florence, Warrants, GO, 4.00%, 9/1/14, Callable 3/1/14 @ 100, FSA	1,245	1,274
Florence, Warrants, Series A, GO, 4.35%, 12/1/07, FSA	390	404
Florence, Warrants, Series A, GO, 2.40%, 9/1/08, MBIA	1,370	1,334
Florence, Warrants, Series A, GO, 4.40%, 12/1/08, FSA	405	425
Florence, Warrants, Series A, GO, 4.50%, 12/1/09, FSA	425	451
Florence, Warrants, Series A, GO, 4.60%, 12/1/10, Callable 12/1/08 @ 102, FSA	445	474

See notes to schedule of portfolio investments.

HIGH QUALITY
MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
Florence, Warrants, Series B, GO, 4.35%, 12/1/07, FSA	790	819
Florence, Warrants, Series B, GO, 4.40%, 12/1/08, FSA	825	866
Florence, Warrants, Series B, GO, 4.50%, 12/1/09, Callable 12/1/08 @ 102, FSA	865	917
Florence, Warrants, Series B, GO, 4.60%, 12/1/10, Callable 12/1/08 @ 102, FSA	900	959
Homewood Board of Education, Warrants, Capital Outlay, 4.00%, 2/1/10, FSA	1,085	1,126
Homewood Board of Education, Warrants, Capital Outlay, 4.00%, 2/1/11, FSA	1,000	1,038
Homewood Board of Education, Warrants Capital Outlay, 4.00%, 2/1/12, FSA	1,010	1,046
Huntsville, Series A, GO, 4.75%, 11/1/18, Callable 11/1/08 @ 101	1,445	1,509
Huntsville Electric, 4.60%, 12/1/09, Callable 12/1/07 @ 102	550	580
Huntsville Electric, 4.70%, 12/1/10, Callable 12/1/07 @ 102	660	695
Huntsville Electric, 4.80%, 12/1/11, Callable 12/1/07 @ 102	680	720
Huntsville, Water Treatment Systems, Series A, GO, 5.13%, 5/1/20, Callable 5/1/12 @ 102, OID	1,895	2,069
Jefferson County, Warrants, GO, 5.10%, 2/15/10, FSA	1,000	1,087
Madison Water & Wastewater Board, Water & Sewer Revenue, 4.60%, 12/1/11, AMBAC	725	768
Mobile County, Warrants, GO, 5.25%, 8/1/12, FSA	6,165	6,866
Mobile County, Warrants, GO, 5.25%, 8/1/13, FSA	3,440	3,852
Mobile, Warrants, GO, 4.85%, 2/15/09	1,230	1,265
Montgomery Downtown Redevelopment Authority, Lease Revenue, 5.00%, 10/1/08, MBIA	1,895	2,019
Montgomery, Warrants, GO, 5.00%, 5/1/11, AMBAC	1,530	1,670
Montgomery, Warrants, GO, 5.25%, 5/1/12, AMBAC	2,545	2,831
Montgomery, Waterworks & Sanitation Sewer Board, Water & Sewer Systems Revenue, 5.25%, 9/1/18, Callable 9/1/11 @ 101, AMBAC	4,125	4,519
Shelby County Board of Education, Warrants, Capital Outlay, 4.80%, 2/1/10, Callable 2/1/09 @ 101, AMBAC	1,005	1,073
University of Alabama General Fee, 4.60%, 6/1/09, Prerefunded 6/1/07 @ 102, OID, MBIA	310	327

See notes to schedule of portfolio investments.

HIGH QUALITY
MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
University of Alabama General Fee, 4.60%, 6/1/09, Unrefunded Portion, OID, MBIA	890	934
University of Alabama General Fee, 4.70%, 6/1/10, Unrefunded Portion, OID, MBIA	960	1,006
University of Alabama General Fee, 4.70%, 6/1/10, Prerefunded 6/1/07 @ 102, OID, MBIA	340	359
University of Alabama General Fee, 4.75%, 6/1/11, Unrefunded Portion, OID, MBIA	1,105	1,161
University of Alabama General Fee, 4.75%, 6/1/11, Prerefunded 6/1/07 @ 102, OID, MBIA	395	417
University of South Alabama, University Revenues, Tuition, 4.70%, 11/15/08, Callable 5/15/06 @ 102, OID, AMBAC	2,185	2,267
		106,536

Arizona (3.2%)
Arizona School Facilities, Board Revenue, State School Improvement, 5.50%, 7/1/10	3,000	3,341
Phoenix Arizona Civic Improvement Corporation, Wastewater System Revenue, 5.25%, 7/1/14, MBIA	6,305	7,098
		10,439

California (1.9%)
Franklin-McKinley School District, GO, 6.00%, 7/1/16, FSA	1,000	1,199
San Mateo County Transit District, Sales Tax Revenue, Series A, 5.25%, 6/1/16, Callable 6/1/09 @ 101, FSA	4,765	5,165
		6,364
Colorado (2.0%)
Central Platte Valley Metropolitan District, 5.20%, 12/1/17, Prerefunded 12/1/09 @ 101, OID, ACA	5,940	6,534

Connecticut (1.9%)
Connecticut State, Special Tax Obligation Revenue, 5.25%, 7/1/17, AMBAC	5,385	6,132

Florida (8.2%)
Collier County, GO, 5.00%, 1/1/13, AMBAC	3,805	4,198
Dade County, Series DD, GO, 7.70%, 10/1/08, AMBAC	1,760	2,026
Dade County, Series DD, GO, 7.70%, 10/1/12, AMBAC	1,000	1,262
Jacksonville, Water & Sewer District, Revenue, 5.00%, 10/1/20, Prerefunded 9/30/08 @ 101, OID, MBIA	9,550	10,011

See notes to schedule of portfolio investments.

HIGH QUALITY
MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
Key West Utilities Board, Electric Revenue, 6.00%, 10/1/13, AMBAC	2,450	2,887
Seminole County, Water and Sewer Revenue, 5.00%, 10/1/16, Callable 10/1/15 @ 100	3,880	4,276
Seminole County, Water and Sewer Revenue, 6.00%, 10/1/19, OID, ETM, MBIA	2,060	2,457
		27,117

Georgia (1.9%)
Georgia State, Series B, GO, Public Improvements, 5.75%, 8/1/17	3,500	4,180
Gwinnett County, Water and Sewer Revenue, 4.00%, 8/1/17, Callable 8/1/2015 @ 100	2,000	2,016
		6,196

Hawaii (0.8%)
Hawaii State Highway Revenue, Series A, 5.00%, 7/1/18, Callable 7/1/2015 @ 100, FSA	2,280	2,483

Illinois (2.2%)
Chicago, Series A, GO, Refunding Bonds, 5.00%, 1/1/15, FSA	5,000	5,458
Will County Forest Preservation District, Series B, 0.00%, 12/1/18, OID, FGIC	3,000	1,619
		7,077

Kentucky (0.6%)
Carrollton & Henderson Public Energy Authority, Gas Revenue, Series A, 5.00%, 1/1/09, FSA	2,000	2,134

Louisiana (1.9%)
Louisiana Local Government Environmental Facilities, Community Development Authority Revenue, Capital Projects & Equipment Acquisition, 5.25%, 12/1/18, AMBAC	1,085	1,218
Louisiana State, Series A, GO, 4.50%, 10/15/20, Callable 10/15/2014 @ 100, AMBAC	5,000	5,134
		6,352

Maryland (2.1%)
Prince Georges County, Series C, GO, 5.00%, 12/1/15, Callable 12/1/14 @ 100	2,045	2,270
Prince Georges County, Series E, GO, 5.00%, 12/1/15, Callable 12/1/14 @ 100	4,175	4,633
		6,903

Massachusetts (3.0%)
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series C, 5.50%, 7/1/17	8,520	9,853

See notes to schedule of portfolio investments.

HIGH QUALITY
MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
Minnesota (0.7%)
Centennial Independent School District No. 12, Series A, GO, 5.60%, 2/1/07, MBIA	2,175	2,280

Mississippi (0.3%)
Mississippi State, Series B, GO, 5.90%, 11/15/09, OID	1,000	1,119

Missouri (0.7%)
Fort Zumalt School District, GO, 5.00%, 3/1/16, Callable 3/1/15 @ 100	1,955	2,150

New Jersey (3.5%)
New Jersey State Highway Authority, Garden State Parkway General Revenue, 5.50%, 1/1/13, ETM, FGIC	10,000	11,411

Ohio (3.2%)
Ohio State Higher Education, Series A, GO, 5.20%, 2/1/10	9,700	10,596

Oklahoma (0.5%)
Moore, GO, 5.75%, 4/1/12, MBIA	1,530	1,736

Oregon (2.4%)
Salem, GO, 4.45%, 12/1/10, Callable 6/1/09 @ 100, OID, FSA	2,365	2,481
Washington County Criminal JusticeFacilities, GO, 5.00%, 12/1/09, Callable 12/1/07 @ 100	5,285	5,533
		8,014

Pennsylvania (3.5%)
Pennsylvania State, GO, 5.38%, 7/1/17	10,000	11,486

Tennessee (1.9%)
Metropolitan Government, Nashville & Davidson County, Industrial Development Board, Revenue, Multi-Family Housing, Arbor, Series B, 7.50%, 11/15/10, Prerefunded 5/15/10 @ 100	2,050	2,466
Metropolitan Government, Nashville & Davidson County, Industrial Development Board, Revenue, Multi-Family Housing, Arbor, Series C, 7.50%, 11/15/12, Prerefunded 5/15/12 @100	1,000	1,256
Shelby County, Series A, GO, Refunding Bonds, 4.75%, 4/1/19, Callable 4/1/2015 @ 100, AMBAC	2,405	2,550
		6,272

Texas (10.1%)
Austin Texas, GO, 5.00%, 9/1/16, Callable 3/1/15 @ 100, MBIA	2,000	2,189

See notes to schedule of portfolio investments.

HIGH QUALITY
MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
Dallas County, Series A, GO, 5.25%, 8/15/09	3,000	3,236
Harris County, Housing Financial Corp., Multi-Family Housing Revenue, Breton Mill Partners, 7.00%, 3/1/07, Prerefunded 2/15/07 @ 100	1,000	1,072
Katy Independent School District, Series A, GO, 4.50%, 2/15/20, Callable 2/15/08 @ 100, OID, PSF-GTD	3,600	3,619
Lubbock Health Facilities Development Corp., Hospital Revenue, Methodist Hospital, Series B, 6.75%, 12/1/10, ETM, AMBAC	1,000	1,173
Mesquite Independent School District, Series A, GO, 4.70%, 8/15/08, Callable 8/15/07 @ 100, OID, PSF-GTD	4,000	4,150
Richardson Independent School District, Series C, 4.75%, 2/15/22, Callable 2/15/08 @ 100, OID, PSF-GTD	1,000	1,017
San Antonio, Series A, GO, 4.75%, 2/1/19, Unrefunded Portion, Callable 2/1/09 @ 100, OID	1,580	1,633
San Antonio, Series A, GO, 4.75%, 2/1/19, Prerefunded 2/1/09 @ 100, OID	10	11
Texas State, Public Finance Authority, Series A, GO, 5.25%, 10/1/08	7,965	8,556
University of Texas, Series B, 4.25%, 8/15/09, Prerefunded 8/15/07 @ 100, OID	5,455	5,621
Whitehouse Independent School District, GO, 4.80%, 2/15/12, Callable 2/15/08 @ 100, OID, PSF-GTD	1,000	1,035
		33,312

Utah (1.2%)
Jordan School District, GO, 4.80%, 6/15/08, Prerefunded 6/15/07 @ 100, OID, SBG	3,810	3,962

Washington (6.5%)
King & Snohomish County School District, School District No. 417 - Northshore, GO, 5.00%, 6/1/16, Callable 6/1/15 @ 100, FSA, SBG	3,000	3,270
King County Public Hospital District No. 002, GO, 5.25%, 12/1/13, Callable 12/1/08 @ 101, MBIA	1,095	1,181
King County School District No. 406, South Central, GO, 5.00%, 12/1/17, Callable 12/1/14 @ 100, FSA, SBG	3,000	3,249
Snohomish County, GO, 3.13%, 12/1/11, OID	1,225	1,196
Washington State, GO, 5.75%, 9/1/08, OID	6,500	7,067
Washington State, Series 2-A, GO, 5.00%, 7/1/10, FSA	5,000	5,419

See notes to schedule of portfolio investments.

HIGH QUALITY
MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
		21,382

Wisconsin (0.8%)
Wisconsin State Health & Educational Facilities Authority, Revenue, Wheaton Franciscan Services, Inc., 6.10%, 8/15/09, OID, MBIA	2,420	2,696

TOTAL MUNICIPAL BONDS		320,536

INVESTMENT COMPANIES (0.1%)
Goldman Sachs Tax-Free Money Market Fund	490,503	491

TOTAL INVESTMENT COMPANIES		491

AFFILIATED SECURITIES (0.1%)
AmSouth Tax-Exempt Money Market Fund	279,327	279
TOTAL AFFILIATED SECURITIES		279
(Cost $309,954)^ — 97.7%		321,306
Other assets in excess of liabilities — 2.3%		7,656

NET ASSETS – 100.0%		$ 328,962

See notes to schedule of portfolio investments.

FLORIDA TAX-EXEMPT FUND
Schedule of Portfolio Investments
April 30, 2005 (unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
MUNICIPAL BONDS (97.8%)
Florida (97.8%)
Altamonte Springs, Health Facilities Authority, Hospital Revenue, Series 1, 5.60%, 10/1/10, ETM1	545	611
Boca Raton, GO, 3.38%, 7/1/15, Callable 7/1/14 @ 100, OID	1,085	1,045
Boynton Beach, Community Redevelopment Agency, Tax Increment Revenue, 5.00%, 10/1/17, Callable 10/1/14 @ 100, MBIA	1,165	1,270
Broward County Gas Tax Revenue, .25%, 9/1/09	500	545
Broward County, Series B, GO, 5.00%, 1/1/09	800	857
Clearwater Utility Revenue, ETM, 6.10%, 12/1/07	700	756
Collier County, Gas Tax Revenue, 5.25%, 6/1/14, Callable 6/1/13 @ 100, AMBAC1,	200	1,338
Collier County, GO, 5.00%, 1/1/13, AMBAC	1,000	1,103
Dade County School Board, Certificates of Participation, Series C, 5.25%, 8/1/06, FSA	750	772
Escambia County Utility Authority, Utility System Revenue, 5.00%, 1/1/08, FGIC	1,000	1,054
Florida Housing Finance Agency, Homeowner Mortgages, Series 1A, 5.65%, 1/1/09, Callable 1/1/06 @ 102, FHA	365	377
Florida State Board of Education, Lottery Revenue, Series B, 5.25%, 7/1/09, Callable 7/1/08 @ 101, FGIC	1,000	1,077
Florida State Board of Education, Lottery Revenue, Series C, 5.00%, 1/1/14, Callable 1/1/13 @101, MBIA	1,000	1,102
Florida State Board of Education, Series A, GO, 5.00%, 1/1/15, Callable 1/1/08 @ 101	1,000	1,054
Florida State Department of Environmental Protection and Preservation, Revenue, Florida Forever, Series B, 5.00%, 7/1/10, MBIA	2,000	2,177
Florida State Division of Bond Finance, Department of General Services Revenues, Preservation 2000, Series A, 5.00%, 7/1/12, Callable 7/1/07 @ 101, OID, AMBAC	2,000	2,101
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, Series A, 5.50%, 7/1/11, Callable 7/1/05 @ 101, FGIC	1,000	1,015
Florida Water PCR, 5.50%, 1/15/14, Callable 7/15/11 @ 100	1,000	1,116
Hillsborough County School District, Sales Tax Revenue, 5.00%, 10/1/15, AMBAC	1,250	1,387
Jacksonville Water & Sewer Systems Revenue, Series B, 5.25%, 10/1/09, FSA	1,000	1,089
Jacksonville, Sales Tax Revenue, 5.00%, 10/1/09, AMBAC	1,000	1,081
Key West Utilities Board, Electric Revenue, 6.00%, 10/1/13, AMBAC	1,500	1,767
Lee County Florida Tourist Development Tax Revenue, 5.25%, 10/1/16, MBIA	665	755

See notes to schedule of portfolio investments.

FLORIDA TAX-EXEMPT FUND
Schedule of Portfolio Investments
April 30, 2005 (unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
Lee County Transportation Facilities, Revenue, Series A, 5.50%, 10/1/11, AMBAC	1,500	1,692
Manatee County School Board, Certificates of Participation, 5.75%, 7/1/09, Prerefunded 7/1/06 @ 102, OID, MBIA	500	527
Marco Island Utilities System Revenue, 5.25%, 10/1/14, Callable 10/1/13 @ 100, MBIA	600	671
Miami-Dade County Educational Facilities Authority Revenue, Series A, 5.75%, 4/1/13, Callable 4/1/10 @ 101, AMBAC	1,060	1,185
Okeechobee Utility Authority, Utility System Revenue, 5.25%, 10/1/14, Callable 10/1/09 @ 101, FSA	1,675	1,825
Orange County, Health Facilities Authority Revenue, 5.00%, 1/1/16, Callable 1/1/15 @ 100	1,025	1,123
Orange County, Sales Tax Revenue, 4.80%, 1/1/17, Callable 1/1/07 @ 101, OID, FGIC	1,000	1,021
Palm Beach County, Criminal Justice Facilities, 5.38%, 6/1/10, OID, FGIC	1,000	1,105
Palm Beach County, Criminal Justice Facilities Revenue, 5.00%, 6/1/12	1,095	1,207
Palm Beach County, Public Improvement Revenue, 2.80%, 8/1/11, OID	1,225	1,171
Palm Beach County, Public Improvement Revenue, 5.00%, 8/1/13	260	287
Palm Beach County, Public Improvement Revenue, 5.00%, 8/1/16, Callable 08/01/14 @ 100	1,000	1,092
Polk County, School District Sales Tax Revenue, 5.25%, 10/1/14, FSA	1,000	1,130
Seminole County, Water Utility System Revenue, 5.00%, 10/1/16, Callable 10/1/15 @ 100	1,000	1,102
South Florida, Water Management District, Special Obligation, Land Acquisition, 5.25%, 10/1/13, AMBAC	1,000	1,126
St. Petersburg Excise Tax Revenue, 5.15%, 10/1/12, FGIC	760	847
St. Petersburg Utility Tax Revenue, 5.00%, 6/1/08, AMBAC	1,145	1,217
Tallahasee Capital Bonds, 5.00%, 10/1/14, FSA	500	555
Tampa Bay Occupational License Tax, Series A, 5.38%, 10/1/14, Callable 10/1/12 @100, FGIC	1,000	1,123
Tampa Bay Water Utility System Revenue, 5.00%, 10/1/11, FGIC	1,000	1,099
Tampa Bay Water Utility System Revenue, 6.00%, 10/1/13, FSA	1,000	1,178
Tampa-Hillsborough County, Expressway, 5.00%, 7/1/10, Callable 7/1/07 @ 101, AMBAC	1,000	1,051
Volusia County Sales Tax Revenue, 5.00%, 10/1/13, Callable 10/1/08 @ 101, MBIA	1,000	1,067

TOTAL MUNICIPAL BONDS		49,850

INVESTMENT COMPANIES (0.7%)

See notes to schedule of portfolio investments.

FLORIDA TAX-EXEMPT FUND
Schedule of Portfolio Investments
April 30, 2005 (unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
Dreyfus Florida Money Market Fund	354,820	355

TOTAL INVESTMENT COMPANIES		355

AFFILIATED SECURITES (0.5%)
AmSouth Tax-Exempt Fund	231,150	231

TOTAL AFFILIATED SECURITES		231

TOTAL INVESTMENT
(Cost $49,167)^ — 99.0%		50,436
Other assets in excess of liabilities — 1.0%		497
NET ASSETS — 100.0%		$ 50,933

See notes to schedule of portfolio investments.

TENNESSEE TAX-EXEMPT FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
MUNICIPAL BONDS (91.7%) Tennessee (91.7%)
Anderson County, GO, 5.00%, 4/1/09, FSA	1,055	1,123
Chattanooga, GO, 5.00%, 9/1/13,	100	104
Prerefunded 9/1/06 @101, OID, FGIC Chattanooga, Series A, GO, 5.00%, 11/1/06	1,000	1,033
Clarksville, Water Sewer & Gas Revenue, 5.15%, 2/1/14, FSA	1,570	1,747
Dickson County, Public Improvements & Schools, GO, 5.25%, 4/1/16, Callable 4/1/10 @ 100, OID, FSA	1,000	1,099
Franklin Special School District, GO, 5.00%, 6/1/10	1,020	1,107
Hamilton County, GO, 5.00%, 11/1/11, Callable 11/1/08 @ 101	1,000	1,071
Johnson City, GO, 4.70%, 6/1/12, OID, FGIC	1,000	1,078
Knox County Health Educational & Housing Facility Board, Hospital Facilities Revenue, Fort Sanders Alliance, 7.25%, 1/1/08, MBIA	750	830
Knoxville, Water Revenue, 5.00%, 3/1/13, Callable 3/1/10 @ 100, MBIA	1,000	1,074
Marion County, GO, 5.00%, 4/1/11, AMBAC	1,000	1,091
Memphis, GO, 6.00%, 11/1/06	1,000	1,047
Memphis, GO, 5.00%, 10/1/16, MBIA	1,000	1,105
Metropolitan Government, Nashville & Davidson County, Electric Revenue, Series B, 5.50%, 5/15/12	1,000	1,127
Metropolitan Government, Nashville & Davidson County, Electric Revenue, Series B, 5.50%, 5/15/14	1,000	1,147
Metropolitan Government, Nashville & Davidson County, GO, 5.00%, 12/1/06	600	621
Metropolitan Government, Nashville & Davidson County, GO, 6.00%, 12/1/09	1,500	1,687
Metropolitan Government, Nashville & Davidson County, Health & Education Facilities Board Revenue, The Vanderbilt University, Series A, 6.00%, 7/1/07	500	533
Metropolitan Nashville Airport Authority, Airport Revenue Improvement, Series A, 6.63%, 7/1/07, FGIC	500	538
Oak Ridge, GO, 5.00%, 4/1/13, Callable 4/1/11 @ 100, AMBAC	1,000	1,083
Putnam County Schools, GO, 5.50%, 4/1/19, OID, Prerefunded 4/1/10 @ 100, FGIC	1,000	1,110
Shelby County Health Educational & Housing Facility Board, Hospital Revenue, Methodist Health Systems, Inc., 6.25%, 8/1/07, MBIA	2,500	2,679
Shelby County, Series A, GO, 4.75%, 4/1/19, Callable 4/1/15 @ 100, AMBAC	1,000	1,060
Shelby County, Series B, GO, 5.25%, 12/1/10, Callable 12/1/06 @ 101, OID	1,000	1,046

See notes to schedule of portfolio investments.

TENNESSEE TAX-EXEMPT FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
Sullivan County Schools, GO, 5.00%, 5/1/16, Callable 5/1/15 @ 102, AMBAC	500	555
Tennessee Housing Development Agency, Housing Revenue, Series A, 4.90%, 7/1/16, Callable 7/1/13 @ 100	1,000	1,047
Tennessee State, GO, 5.00%, 5/1/09, Callable 5/1/07 @ 101.5, OID	500	528
Tennessee State, Series A, GO, 5.25%, 5/1/16	1,000	1,136
West Wilson Utility District, Water Revenue, 5.00%, 6/1/18, Callable 6/1/15 @ 100, MBIA	1,000	1,084
Williamson County, GO, 6.00%, 3/1/08, OID	500	543
Williamson County, GO, 5.00%, 3/1/11	1,000	1,095
Williamson County, GO, 5.10%, 3/1/14, Prerefunded 3/1/10 @ 100, OID	550	600

TOTAL MUNICIPAL BONDS		32,728

INVESTMENT COMPANIES (3.9%)
AIM Tax-Free Money Market Fund	1,382,048	1,382

TOTAL INVESTMENT COMPANIES		1,382

AFFILIATTED SECURITIES (3.1%)
AmSouth Tax-Exempt Fund	1,094,760	1,095

TOTAL AFFILIATED SECURITIES		1,095

TOTAL INVESTMENTS
(Cost $34,125)^ — 98.7%		35,205
Other assets in excess of liabilities — 1.3%		450
NET ASSETS — 100.0%		$ 35,655

See notes to schedule of portfolio investments.

PRIME MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Principal Amount	Value $
COMMERCIAL PAPER—DOMESTIC* (54.6%)
Abbey National North America LLC, 2.98%, 6/20/05	12,500	12,448
ABN AMRO North America Finance Corp., 2.94%, 6/17/05	11,000	10,958
American General Corp., 2.94%, 5/31/05	11,500	11,472
Anheuser-Busch Cos., Inc., 3.05%, 7/15/05	18,000	17,886
Bank of America Corp., 2.78%, 5/9/05	16,000	15,990
Barclays PLC, 2.98%, 6/20/05	12,500	12,448
Bear Stearns Cos., Inc., 2.93%, 5/23/05	11,500	11,479
CIT Group, Inc., 2.97%, 6/6/05	11,500	11,466
Citicorp, 2.93%, 6/3/05	11,500	11,469
Credit Suisse First Boston, 2.92%, 6/10/05	13,000	12,958
Deutsche Bank, 3.02%, 6/24/05	12,000	11,946
General Electric Capital Corp., 2.77%, 5/18/05	17,000	16,978
GlaxoSmithKline Pharmaceuticals, Ltd., 2.90%, 5/5/05	18,000	17,995
Goldman Sachs Group, Inc., 2.79%, 5/10/05	10,500	10,493
HSBC Finance Corp., 2.97%, 6/13/05	12,000	11,957
Illinios Tool Works, 2.84%, 5/24/05	9,000	8,984
ING Funding, 2.77%, 5/18/05	11,500	11,485
International Lease Finance, 2.91%, 5/23/05	11,000	10,981
Morgan Stanley Dean Witter and Co., 3.10%, 7/18/05	14,000	13,907
Nationwide Financial Services, Inc., 3.11%, 7/15/05	12,300	12,221
Pfizer, Inc., 2.62%, 5/5/05	16,000	15,995
Procter & Gamble Co., 2.67%, 5/3/05	17,000	16,997
Royal Bank of Scotland, 2.72%, 5/16/05	11,500	11,487
Societe Generale North America, 2.97%, 6/13/05	12,000	11,958
Toyota Motor Credit Corp., 3.02%, 7/5/05	18,000	17,903
UBS Financial Services, Inc., 2.99%, 6/30/05	12,000	11,941

TOTAL COMMERCIAL PAPER—DOMESTIC		341,802

U.S. GOVERNMENT AGENCIES (12.5%)
Fannie Mae (7.2%)
2.83%, 6/1/05	16,500	16,460
3.02%, 7/20/05	18,000	17,880
3.04%, 8/5/05	10,900	10,813
		45,153

Freddie Mac (5.3%)
2.75%, 5/24/05	16,500	16,471
3.05%, 6/28/05	17,098	17,016
		33,487
TOTAL U.S. GOVERNMENT AGENCIES		78,640

REPURCHASE AGREEMENTS (33.1%)
Morgan Stanley, 2.96%, dated 4/29/05 with maturity value of $103,801	103,775	103,775
Wachovia, 2.96%, 5/2/05, dated 4/29/05, with maturity value of $103,801	103,776	103,776

TOTAL REPURCHASE AGREEMENTS		207,551

See notes to schedule of portfolio investments.

PRIME MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Principal Amount	Value $
TOTAL INVESTMENTS
(Cost $627,993)^^ — 100.2%		627,993
Liabilities in excess of other assets — (0.2%)		(1,340)

NET ASSETS — 100.0%		$ 626,653

See notes to schedule of portfolio investments.

TREASURY RESERVE MONEY MARKET FUND
Schedule of Portfolio Investments
April 30,2005
(unaudited)
(amounts in thousands, except shares)

	Principal Amount	Value $
U.S. TREASURY BILLS* (30.9%)
2.39%, 5/5/05 #	6,000	5,998
2.50%, 5/12/05 #	6,000	5,995
2.63%, 5/26/05 #	7,000	6,987
2.51%, 6/2/05 #	6,000	5,987
2.74%, 6/9/05 #	6,000	5,982
2.84%, 7/28/05	5,000	4,966
2.95%, 8/4/05 #	6,000	5,954
2.89%, 8/11/05 #	6,000	5,951
2.98%, 9/1/05 #	6,000	5,940

TOTAL U.S. TREASURY BILLS		53,760

REPURCHASE AGREEMENTS (69.3%)
Deutsche Bank, 2.85%, 5/2/05, dated 4/29/05 with maturity value of $43,456	43,446	43,446
Morgan Stanley, 2.82%, 5/2/05, dated 4/29/05 with maturity value of $33,520	33,512	33,512
Wachovia, 2.84%, 5/2/05, dated 4/29/05 with maturity value of $43,456	43,446	43,446

TOTAL REPURCHASE AGREEMENTS		120,404

SHORT-TERM SECURITIES HELD
AS COLLATERAL FOR SECURITIES LENDING (26.4%)
UBS Securities LLC, 2.95%, 5/2/05, dated 4/29/05 with maturity value of $45,819	45,808	45,808

TOTAL SHORT-TERM SECURITIES
HELD AS COLLATERAL FOR
SECURITIES LENDING		45,808

TOTAL INVESTMENTS
(Cost $219,972)^^ — 126.6%		219,972
Liabilities in excess of other assets — (26.6)%		(46,207)
NET ASSETS — 100.0%		$ 173,765

See notes to schedule of portfolio investments.

TAX-EXEMPT MONEY MARKET FUND
Portfolio of Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
DEMAND NOTES (c) (88.5%)
Alabama (7.5%)
Alabama Housing Finance Authority, Multi-Family Housing Revenue, Rime Village Huntsville Project, Series B, 3.06%, 6/15/26, FNMA	1,500	1,500
Columbia Industrial Development Board, PCR, Alabama Power Co. Project, Series D, 3.12%, 10/1/22	2,000	2,000
Daphne-Villa Mercy Special Care Facilities Financing Authority, Revenue, Mercy Medical Project, 2.95%, 12/1/30, LOC: Southtrust Bank NA	1,400	1,400
Mobile Industrial Development Board, PCR, Alabama Power Co. Project, Series B, 2.97%, 8/1/17	2,000	2,000
Port City Medical Clinic Board, Revenue, Infirmary Health, Series B, 3.01%, 2/1/25, AMBAC, SPA: The Bank of Nova Scotia and KBC Bank NV	2,000	2,000
Special Care Facilities Financing Authority, Montgomery Hospital Revenue, 2.86%, 4/1/15, FGIC, SPA:SPI	1,300	1,300
		10,200

Alaska (2.2%)
State Housing Finance Corp., 2.98%, 12/1/24, FSA, SPA: Dexia Credit Local	3,000	3,000

Arizona (2.6%)
Phoenix Industrial Development Authority, Multi-Family Housing Revenue, Del Mar Terrace, Series A, 3.00%, 10/1/29, FHLMC	3,450	3,450

California (1.3%)
State Economic Recovery, Revenue, Series C-5, 2.95%, 7/1/23, SPA: Bank of America NA	1,820	1,820

Colorado (1.2%)
Colorado Health Facilities Authority, Revenue, North Colorado Medical Center, 2.90%, 5/15/20, MBIA, SPA: Dexia Bank	1,600	1,600

Connecticut (4.4%)
Connecticut State Health & Educational Facilities Authority, Revenue, Yale University, Series T-1, 3.00%, 7/1/29	5,000	5,000
Connecticut State Health & Educational Facilities Authority, Revenue, Yale University, Series V-1, 3.12%, 7/1/36	1,000	1,000
		6,000

See notes to schedule of portfolio investments.

TAX-EXEMPT MONEY MARKET FUND
Portfolio of Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
District of Columbia (1.3%)
District of Columbia Institute for International Economics, Revenue, 3.00%, 6/1/25, LOC: SunTrust Bank	1,800	1,800

Florida (9.7%)
Broward County Educational Facilities Authority, Nova Southeastern University, Revenue, 3.05%, 4/1/24, LOC: Bank of America NA	3,200	3,200
Hillsborough County Industrial Development Authority, Goodwill Industries, Suncoast Project, 3.00%, 11/1/21, LOC: SunTrust Bank	3,000	3,000
Orange County Housing Finance Authority, Multi-Family Housing Revenue, Post Lake Apartments Project, 3.00%, 6/1/25, FNMA	1,915	1,915
Sarasota County Public Hospital Board, Revenue, Sarasota Memorial Hospital, Series A, 3.12%, 7/1/37, AMBAC	2,925	2,925
Volusia County Health Facilities Authority, Revenue, 2.91%, 11/1/15, FGIC, SPA: Suntrust Bank of Central Florida	2,095	2,095
		13,135

Georgia (13.4%)
Appling County, Development Authority, PCR, Georgia Power Co., 3.05%, 9/1/29	1,900	1,900
Burke County Development Authority, PCR, Oglethorpe Power Corp., Series A, 3.05%, 1/1/20, AMBAC, SPA: Morgan Guaranty Trust	1,400	1,400
Burke County Development Authority, PCR, Oglethorpe Power Corporation Project, Series C, 3.05%, 1/1/18, MBIA, SPA: JP Morgan Chase Bank	4,500	4,500
Cobb County Housing Authority, Multi-Family Housing Revenue, Post Mill Project, 3.00%, 6/1/25, FNMA	1,000	1,000
Fulton County Development Authority, Revenue, Lovett School Project, 3.00%, 7/1/26, LOC: SunTrust Bank	2,200	2,200
Macon-Bibb County Georgia Hospital Authority, Revenue Anticipation Certificates, 3.05%, 5/1/30, LOC: SunTrust Bank	1,000	1,000
Monroe County Development Authority, PCR, Oglethorpe Power Corp., Series B, 3.05%, 1/1/20, AMBAC, SPA: Morgan Guaranty Trust	1,000	1,000
Municipal Electric Authority, Revenue, Project One, Sub-Series D, 2.96%, 1/1/20, MBIA, LOC:Bayerische Landesbank, US Bank Trust NA, Westdeutsche Landesbank, Landesbank Hessen-Thueringen	5,000	5,000
		18,000

See notes to schedule of portfolio investments.

TAX-EXEMPT MONEY MARKET FUND
Portfolio of Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
Idaho (0.7%)
Health Facilities Authority, St. Luke's Medical Center, Revenue, 2.95%, 7/1/30, FSA, SPA: Harris Trust & Savings Bank	1,000	1,000

Illinois (5.4%)
Elmhurst, Revenue, Joint Common Accredation, 3.00%, 7/1/18, LOC: Dexia Credit Local de France	4,230	4,230
Illinois Developmental Finance Authority, Revenue, Provena Health, Series C, 2.98%, 5/1/28, MBIA, SPA: Bank One NA	3,100	3,100
		7,330

Indiana (1.5%)
Purdue University, Student Fee Revenue, Series T, 3.07%, 7/1/27, SPA: Bank One NA	2,000	2,000

Maryland (2.2%)
Washington Suburban Sanitation District, Bond Anticipation Notes, Series A, 2.99%, 6/1/23, SPA: Landesbank Hessen-Thueringen	1,000	1,000
Washington Suburban Sanitation District, Bond Anticipation Notes, Series B, 2.99%, 6/1/23, SPA: Bank of America NA	2,000	2,000
		3,000

Massachusetts (2.2%)
State Water Resource Authority, GO, Series C, 3.10%, 8/1/20, LOC: Landesbank Hessen-Thueringen	3,000	3,000

Michigan (1.6%)
Huron County Economic Development, Huron Memorial Hospital Project, Corporate Limited Obligation Revenue, 3.00%, 10/1/28, LOC: Fifth Third Bank	2,150	2,150

Missouri (2.7%)
State Health & Educational Facilities Authority, Dialysis Clinic, Inc. Project, Revenue, 3.00%, 11/1/20	3,600	3,600

Nevada (1.6%)
Clark County Improvement District, Local Improvements, Special Improvement 128-A, 3.00%, 2/1/21, LOC: Bayerische Hypo-Und Vereinsbank	2,200	2,200

New York (7.8%)
New York, GO, Series F-3, 3.00%, 2/15/13, LOC: Morgan Guaranty Trust	5,000	5,000
New York, GO, Sub-Series A-7, 2.94%, 11/1/24, AMBAC, SPA: Bank of Nova Scotia	1,400	1,400
New York, GO, Sub-Series B-2, 2.96%, 8/15/20, LOC: Morgan Guaranty Trust	2,160	2,160

See notes to schedule of portfolio investments.

TAX-EXEMPT MONEY MARKET FUND
Portfolio of Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
New York, GO, Sub-Series E2, 2.96%, 8/1/20, LOC: JP Morgan Chase Bank	2,000	2,000
		10,560

Tennessee (12.3%)
Blount County Health Educational & Housing Facilities Board, Revenue, Presbyterian Homes Tennessee Project, 3.00%, 1/1/19, LOC: SunTrust Bank	1,100	1,100
Chattanooga Health Educational & Housing Facilty Board, Baylor School Project, Revenue, 3.00%, 1/1/23, LOC: SunTrust Bank	2,500	2,500
Clarksville Public Building Authority, Revenue, 3.00%, 7/1/16, LOC: SunTrust Bank	2,700	2,700
Dickson County, Tennessee Industrial Development Board, Revenue, Renaissance Learning Center, 3.00%, 11/1/12, LOC: SunTrust Bank Nashville	1,500	1,500
Metropolitan Government, Nashville & Davidson County, Industrial Development Board, Revenue, Country Music Hall of Fame, 3.01%, 6/1/22, LOC: Bank of America NA	2,760	2,760
Sevier County, Tennessee Public Building Authority, Local Government Series III-A-1, Revenue, 3.02%, 6/1/07, AMBAC, SPA: Landesbank Hessen-Thueringen	2,050	2,050
Sumner County, School Capital Outlay Notes, 2.99%, 6/1/05, LOC: SunTrust Bank	4,000	4,000
		16,610

Virginia (3.6%)
Clarke County Industrial Development Authority, Hospital Facilities, Revenue, 3.04%, 1/1/30, FSA, SPA: The Chase Manhattan Bank	1,960	1,960
Loudoun County Industrial Development Authority, Revenue, Howard Hughes Medical, Series C, 3.10%, 2/15/38	2,900	2,900
		4,860

Washington (3.3%)
Washington State, GO, Series VR 96B, 2.93%, 6/1/20, SPA: Landesbank Hessen-Thueringen	4,400	4,400

TOTAL DEMAND NOTES		119,715

MUNICIPAL BONDS (9.6%)
California (2.2%)
Los Angeles, Tax & Revenue Anticipation Notes, GO, 3.00%, 6/30/05	3,000	3,008

Florida (2.1%)
Broward County, Certificates of Participation, 2.00%, 6/1/05, MBIA	2,880	2,881

See notes to schedule of portfolio investments.

TAX-EXEMPT MONEY MARKET FUND
Portfolio of Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Shares or Principal Amount	Value $
Iowa (0.8%)
Des Moines, Metro Waste and Water Reclamation Authority, Series A, 3.00%, 6/1/05, MBIA	1,110	1,111

Texas (2.2%)
State Tax & Revenue Anticipation Notes, 3.00%, 8/31/05	3,000	3,014

Utah (2.3%)
Utah State, GO, Series F, 5.50%, 7/1/05	3,000	3,018

TOTAL MUNICIPAL BONDS		13,032

INVESTMENT COMPANIES (1.7%)
AIM Tax-Free Money Market Fund	74,537	75
Goldman Sachs Tax-Free Money Market Fund	2,248,348	2,248

TOTAL INVESTMENT COMPANIES		2,323

TOTAL INVESTMENTS		135,070
(Cost $135,070) ^^ — 99.8%
Other assets in excess of liabilities — 0.2%		219

NET ASSETS — 100.0%		$ 135,289

See notes to schedule of portfolio investments.

INSTITUTIONAL PRIME OBLIGATIONS
MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Principal Amount	Value $
COMMERCIAL PAPER – DOMESTIC* (55.5%)
Abbey National North America LLC, 2.98%, 6/20/05	$ 8,000	7,967
ABN Amro NA, Inc., 3.07%, 7/14/05	8,000	7,950
American General Corp., 2.96%, 6/3/05	7,500	7,480
Anheuser-Busch Cos., Inc., 3.05%, 7/15/05	11,500	11,427
Bank of America Corp., 2.78%, 5/9/05	12,000	11,993
Barclays PLC, 2.98%, 6/20/05	7,500	7,469
Bear Stearns Cos., Inc., 2.93%, 5/23/05	7,500	7,487
CIT Group, Inc., 2.97%, 6/6/05	7,500	7,478
Citicorp, 2.93%, 6/3/05	7,500	7,480
Credit Suisse First Boston, 2.92%, 6/10/05	10,000	9,968
Deutsche Bank, 3.02%, 6/24/05	8,000	7,964
General Electric Capital Corp., 2.77%, 5/18/05	13,000	12,983
GlaxoSmithKline Pharmaceuticals, Ltd., 2.90%, 5/5/05	12,000	11,996
Goldman Sachs Group, Inc., 2.79%, 5/10/05	8,000	7,994
HSBC Finance Corp., 2.97%, 6/13/05	7,500	7,474
ING Funding, 2.77%, 5/18/05	8,500	8,489
International Lease Financial, 2.93%, 5/27/05	7,500	7,483
Morgan Stanley Dean Witter and Co., 3.10%, 7/18/05	9,000	8,940
Pfizer, Inc., 2.62%, 5/5/05	10,771	10,768
Procter & Gamble Co., 2.67%, 5/3/05	13,000	12,998
Royal Bank of Scotland, 2.72%, 5/16/05	8,500	8,491
Societe Generale North America, 2.97%, 6/13/05	7,500	7,474
Toyota Motor Credit Corp., 3.02%, 7/5/05	11,000	10,940
UBS Financial Services, Inc., 2.99%, 6/30/05	8,000	7,960

TOTAL COMMERCIAL PAPER — DOMESTIC		218,653

U.S. GOVERNENT AGENCIES* (14.3%)
Fannie Mae (8.3%)
2.83%, 6/1/05	12,500	12,470
3.02%, 7/22/05, Series BB	11,500	11,422
3.05%, 8/3/05	9,000	8,929
		32,821

Freddie Mac (6.0%)
2.75%, 5/24/05, Series RB	12,500	12,478
2.97%, 6/21/05, Series RB	11,000	10,954
		23,432

TOTAL U.S. GOVERNMENT AGENCIES		56,253

REPURCHASE AGREEMENTS (30.4%)
Morgan Stanley, 2.95%, 5/2/05, dated 4/29/05, with a maturity value of $59,867	59,852	59,852

See notes to schedule of portfolio investments.

INSTITUTIONAL PRIME OBLIGATIONS
MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(unaudited)
(amounts in thousands, except shares)

	Principal Amount	Value $
Wachovia, 2.96%, 5/2/05, dated 4/29/05, with a maturity value of $59,867	59,852	59,852

TOTAL REPURCHASE AGREEMENTS		119,704

TOTAL INVESTMENTS
(Cost $394,610)^^ — 100.2%		394,610
Liabilities in excess of other assets — (0.2)%		(901)

NET ASSETS — 100.0%		$ 393,709

See notes to schedule of portfolio investments.

AmSouth Funds
Notes to Schedule of Portfolio Investments
April 30, 2005 (unaudited)

Securities Valuation:

        Investments of the money market funds are valued at amortized cost. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

        Bond and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of electronic and matrix techniques which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges of over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

        The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Trust’s Board of Trustees.

        Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depository Receipts (“ADR’s”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price, if applicable. Investments for which market quotations are not readily available are valued at fair value using guidelines adopted by the Trustees.

        Most foreign markets close before the close of trading on the New York Stock Exchange (“NYSE”). If the International Equity Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund’s share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Pricing Committee established by the Fund’s Trustees. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. In deciding whether to make fair value adjustments, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices.

        Investments in investment companies are valued at their net asset values as reported by such companies.

        The differences between cost and market values of investments are reflected as unrealized appreciation or depreciation.

        Investments in restricted securities are valued by the Trustees, or by procedures approved by the Trustees, by considering pertinent factors, including the results of operations and the sales price of recent private placements in its common stock. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Securities Transactions and Related Income:

        Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual

AmSouth Funds
Notes to Schedule of Portfolio Investments
April 30, 2005 (unaudited)

basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for financial reporting purposes.

Financial Futures Contracts:

        The Enhanced Market, Select Equity, Large Cap, Capital Growth, Mid Cap, International Equity, Limited Term Bond, Bond, and Tennessee Tax-Exempt Funds may invest in financial futures contracts for the purpose of hedging its existing portfolio securities, or securities that it intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. A Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Repurchase Agreements:

        The Funds may invest in repurchase agreements with institutions that are deemed by AmSouth Asset Management Inc. (“AAMI”), (the “Advisor”), to be of good standing and creditworthy under guidelines established by the Trustees. Each repurchase agreement is valued at cost. The Fund requires that collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds, along with other affiliates of the Fund, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or U.S. government agency obligations, with counterparties approved by the Trustees, consistent with the Fund’s investment policy. As of April 30, 2005, all repurchase agreements were fully collateralized by U.S. Treasury or U.S. Government Agency obligations.

Foreign Currency Translation:

        The market value of investment securities, other assets and liabilities of the International Equity Fund denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

        Reported net realized foreign exchange gains or losses arise from sales and maturities of fund securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amounts of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

AmSouth Funds
Notes to Schedule of Portfolio Investments
April 30, 2005 (unaudited)

Risks Associated with Foreign Securities and Currencies:

        Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

        Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the International Equity Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

        Forwards may involve market or credit risk in excess of the amounts reflected on the Fund’s statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains/losses from investment and foreign currency transactions. Fluctuations in the value of forwards held are recorded for financial reporting purposes as unrealized gains and losses by the Fund.

Securities Lending:

        To generate additional income, the Funds may lend up to 33 1/3% of total assets pursuant to agreements requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

        When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

        There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. The Bank of New York serves as the Securities Lending Agent. For providing this service, the Securities Lending Agent retains 25% of the Securities Lending income. The fee is shown as net of the Securities lending income on The Statement of Operations. As of April 30, 2005, the following Funds had securities on loan (amounts in thousands):

AmSouth Funds
Notes to Schedule of Portfolio Investments
April 30, 2005 (unaudited)

	Market Value of Collateral	Market Value of Loaned Securities
Value Fund	$ 25,202	$ 24,806
Enhanced Market Fund	$ 881	$ 865
Large Cap Fund	$ 8,284	$ 8,161
Capital Growth Fund	$ 21,559	$ 21,065
Mid Cap Fund	$ 19,473	$ 19,048
Small Cap Fund	$ 46,060	$ 45,472
International Equity Fund	$122,107	$116,468
Balanced Fund	$ 35,134	$ 34,427
Government Income Fund	$ 4,301	$ 3,970
Limited Term Bond Fund	$ 33,768	$ 33,058
High Quality Bond Fund	$166,839	$163,455
Treasury Reserve Money Market Fund	$ 45,808	$ 45,581

AmSouth Funds
Notes to Schedule of Portfolio Investments
April 30, 2005

(a)	Represents non-income producing security.

(b)	Represents a restricted security, purchased under Rule 144A, which is exempt from registration under The Security Act of 1933, as amended. These securities have been deemed liquid under guidelines Established by the Board of Trustees.

(c)	Variable Rate Security. Rate presented represents rate in effect at April 30, 2005. Put and demand features exist allowing the fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly and semi-annually.

^	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses recognized for financial reporting purposes in excess of federal income tax reporting.

^^	Cost and value for federal income tax and financial reporting purposes are the same.

*	Rates disclosed represent yield effective at purchase.

**	Due to rounding, figure is below thousand-dollar threshold.

+	Amount is less than 0.1%.

++	A portion of this security is used as collateral for securities on loan.

#	A portion or all of this security is out on loan as of April 30, 2005.

ACA – ACA Certificate of Bond Insurance
ADR – American Depositary Receipt
AMBAC – Insured by AMBAC Indemnity Corp.
BNY – Bank of New York
ETM – Escrowed to Maturity
FGIC – Insured by Financial Guaranty Insurance Corp.
FHA – Insured by Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corp. Enhancement
FNMA – Insured by Federal National Mortgage Assoc.
FSA – Insured by Financial Security Assurance, Inc.
GO – General Obligation
LLC – Limited Liability Company
LOC – Letter of Credit
MBIA – Insured by Municipal Bond Insurance Assoc.
MTN – Medium Term Note
NA – National Association
OID – Original Issue Discount
PCR – Pollution Control Revenue
PLC – Public Limited Company
PSF-GTD – Permanent School Fund Guaranty
PUFG – Permanent University Fund Guaranty
SBG – School Board Guaranty
SCSDE – South Carolina School District Enhancement
SPA Standby Purchase Agreement
SPI – Securities Purchase, Inc.
ULC – Unlimited Liability Company

AmSouth Funds
Notes to Schedule of Portfolio Investments
January 31, 2005

(amounts in thousands)

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Value Fund	409,640	79,234	(13,645)	65,589
Select Equity Fund	116,624	13,482	(3,604)	9,878
Enhanced Market Fund	178,981	20,744	(14,069)	6,675
Large Cap Fund	246,250	106,706	(30,616)	76,090
Capital Growth Fund	219,301	36,768	(13,962)	22,806
Mid Cap Fund	204,735	27,701	(11,451)	16,250
Small Cap Fund	230,896	24,394	(11,644)	12,750
International Equity Fund	323,781	151,383	(10,833)	140,550
Balanced Fund	172,913	10,482	(4,832)	5,650
Strategic Portfolios: Aggressive Growth Portfolio	46,015	6,563	(1,342)	5,221
Strategic Portfolios: Growth Portfolio	61,515	5,304	(1,232)	4,072
Strategic Portfolios: Growth & Income Portfolio	103,817	10,010	(3,008)	7,002
Strategic Portfolios: Moderate Growth & Income Portfolio	48,816	2,658	(1,042)	1,616
Government Income Fund	164,517	814	(1,010)	(196)
Limited Term Bond Fund	181,989	534	(3,228)	(2,694)
High Quality Bond Fund	597,002	21,717	(4,164)	17,553
High Quality Municipal Bond Fund	309,517	12,040	(251)	11,789
Florida Tax-Exempt Fund	49,153	1,436	(153)	1,283
Tennessee Tax-Exempt Fund	34,125	1,097	(17)	1,080

AmSouth Funds
Notes to Schedules of Portfolio Investments
April 30, 2005 (unaudited)

The investment concentrations for the Bond and Money Market Funds as a percentage of net assets, by industry, as of April 30, 2005, were as follows:

	Government Income Fund	Limited Term Bond Fund	High Quality Bond Fund	Prime Money Market Fund	Institutional Prime Obligations Money Market Fund
Aerospace/Defense	—	1.4%	1.3%	—	—
Affiliated Securities	0.8%	0.1%	0.1%	—	—
Aluminum	—	—	0.7%	—	—
Automotive	—	—	—	2.9%	2.8%
Automotive — Finance	—	4.5%	1.5%	—	—
Banking	—	8.9%	5.2%	2.6%	3.0%
Beverages	—	3.8%	0.9%	2.9%	2.9%
Broadcasting / Cable	—	0.8%	—	—	—
Brokerage Services	—	4.7%	1.4%	11.5%	12.8%
Building Products	—	—	0.3%	—	—
Cash Equivalents	2.6%	18.7%	26.8%	33.1%	30.4%
Computers & Peripherals	—	0.5%	0.8%	—	—
Consumer Discretionary	—	—	1.1%	—	—
Consumer Goods	—	—	1.5%	—	—
Consumer Goods and Services	—	—	—	2.7%	3.3%
Consumer Products	—	—	0.1%	—	—
Cosmetics / Personal Care	—	2.7%	1.0%	—	—
Data Processing / Management	—	1.7%	1.1%	—	—
Electric	—	—	—	2.7%	3.3%
Electric — Integrated	—	—	1.6%	—	—
Electrical & Electronic	—	—	2.0%	—	—
Electronic Components / Instruments	—	—	0.3%	—	—
Financial Services	—	5.6%	2.9%	7.3%	7.6%
Food Products & Services	—	0.7%	1.0%	—	—
Foreign Banking	—	—	—	13.2%	14.0%
Foreign Government	—	—	0.5%	—	—
Health Care	—	—	0.8%	—	—
Hospital & Medical Service Plans	—	1.1%	—	—	—
Industrial Goods & Services	—	—	0.8%	—	—
Insurance	—	9.7%	4.7%	2.0%	—
Investment Companies	1.1%	0.2%	0.7%	—	—
Machinery — Construction & Mining	—	1.4%	0.9%	—	—
Machinery — Farm	—	—	1.1%	—	—
Manufacturing	—	—	0.4%	1.4%	—
Materials	—	1.4%	—	—	—
Meat Packing Plants	—	—	1.3%	—	—
Municipal Bonds	—	—	0.2%	—	—
Newspapers	—	1.1%	0.5%	—	—
Oil & Gas Exploration, Production & Services	—	—	1.2%	—	—
Pharmaceuticals	—	2.3%	0.6%	5.4%	5.8%
Power Driven Hand Tools	—	—	0.7%	—	—
Printing	—	0.6%	—	—	—
Restaurants	—	1.7%	1.4%	—	—
Retail	—	3.2%	2.3%	—	—
Sovereign	97.9%	38.7%	54.3%	12.5%	14.3%
Utilities — Electric & Gas	—	1.3%	1.2%	—	—
Utilities — Telecommunications	—	1.2%	0.4%	—	—

+	Amount is less than 0.1%.

AmSouth Funds
Notes to Schedules of Portfolio Investments
April 30, 2005 (unaudited)

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of April 30, 2005, were as follows:

	Value Fund	Select Equity Fund	Enhanced Market Fund	Large Cap Fund	Capital Growth Fund	Mid Cap Fund	Small Cap Fund	International Equity Fund	Balanced Fund
Affiliated Securities	0.3%	1.3%	1.6%	+	+	1.9%	4.4%	—	0.4%
Cash Equivalents	5.3%	—	0.5%	2.6%	8.9%	8.8%	18.9%	26.2%	19.7%
Consumer Discretionary	10.7%	37.1%	8.1%	14.7%	16.1%	18.0%	15.0%	18.0%	7.6%
Consumer Staples	2.8%	25.3%	9.2%	11.1%	10.7%	3.3%	3.0%	3.8%	9.5%
Energy	6.6%	—	9.8%	—	1.3%	9.1%	6.3%	3.5%	3.2%
Financials	38.1%	—	18.2%	3.7%	6.1%	15.9%	15.7%	36.5%	18.6%
Health Care	7.5%	2.3%	13.5%	28.1%	21.8%	10.0%	23.0%	0.9%	9.9%
Industrials	11.5%	29.0%	14.0%	11.2%	14.8%	15.1%	22.9%	12.1%	7.5%
Information Technology	6.4%	—	15.2%	31.0%	26.7%	13.8%	5.5%	1.1%	11.6%
Investment Companies	0.2%	—	—	0.2%	0.9%	—	—	—	—
Materials	7.3%	4.6%	3.6%	—	—	5.6%	0.8%	9.5%	2.0%
Municipal Bonds	—	—	—	—	—	—	—	—	1.0%
Sovereign	—	—	—	—	—	—	—	—	22.7%
Telecommunication Services	5.9%	—	3.1%	—	1.6%	0.3%	—	8.8%	3.6%
Utilities	2.7%	—	3.5%	—	—	6.9%	3.3%	4.6%	1.8%

+ Amount is less than 0.1%.

AmSouth Funds
Notes to Schedules of Portfolio Investments
April 30, 2005 (unaudited)

The investment concentrations for the Strategic Portfolios as a percentage of net assets, by industry, as of April 30, 2005, were as follows:

	Strategic Portfolios: Aggressive Growth Portfolio	Strategic Portfolios: Growth Portfolio	Strategic Portfolios: Growth & Income Portfolio	Strategic Portfolios: Moderate Growth & Income Portfolio
Bond Funds	+	24.1%	38.7%	49.3%
Equity Funds	99.0%	75.0%	60.4%	49.7%
Money Market Funds	1.0%	0.9%	0.9%	1.0%

+ Amount is less than 0.1%.

AmSouth Funds
Notes to Schedules of Portfolio Investments
April 30, 2005 (unaudited)

The investment concentrations for the Municipal Bond Funds as a percentage of net assets, by industry, as of April 30, 2005, were as follows:

	High Quality Municipal Bond Fund	Florida Tax-Exempt Fund	Tennessee Tax-Exempt Fund	Tax-Exempt Money Market Fund
Administration of General Economic Programs	—	—	—	4.4%
Affiliated Securities	0.1%	0.5%	—	—
Airports	—	—	1.5%	—
Air, Water, & Solid Waste	7.6%	—	3.0%	8.6%
Colleges & Universities	13.3%	2.3%	1.5%	5.9%
Education - Elementary & Secondary	3.0%	—	—	—
Educational Services	6.7%	13.8%	—	4.2%
Environmental Quality	2.8%	—	—	3.3%
Facilities Support Services	—	—	—	3.5%
Finance & Taxation	5.1%	11.2%	—	6.8%
General Obligation	40.2%	5.9%	58.8%	16.0%
Health Services	1.8%	—	9.8%	11.1%
Highway & Street Construction	0.7%	2.0%	—	—
Hospital and Medical Services	—	—	—	0.7%
Hospitals	1.1%	3.4%	—	6.5%
Housing	—	—	2.9%	—
Industrial Revenue	—	—	—	5.8%
Investment Companies	0.1%	0.7%	6.9%	1.7%
Justice & Public Order	—	4.5%	—	—
Local & Suburban Transportation	1.6%	3.3%	—	—
Mulit-Family Housing	2.1%	—	—	7.9%
Regulation & Administration of Transportation	6.5%	4.7%	—	—
Regulation & Administration of Utilities	3.1%	18.6%	—	3.7%
Single-Family Housing	—	0.7%	—	3.8%
Skilled Nursing Care Facilities	—	—	—	1.9%
Urban & Community Development	—	14.2%	—	3.2%
Utilities	—	—	11.3%	—
Water and Sewer	1.9%	13.2%	3.0%	0.8%

AmSouth Funds
Notes to Schedules of Portfolio Investments
April 30, 2005 (unaudited)

The investment concentrations for the AmSouth Treasury Reserve Money Market Fund as a percentage of net assets, by maturity schedule, as of April 30, 2005, were as follows:

Days	Percent
1 - 2	95.6%
3 - 14	6.9%
15 - 29	4.0%
30 - 59	6.9%
60 - 89	2.9%
90 - 179	10.3%

Item 2. Controls and Procedures.

(a)

Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           AmSouth Funds

By (Signature and Title)*           /s/ Trent Statczar, Treasurer

Date June 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Mike Daniel, President

Date June 29, 2005

By (Signature and Title)*           /s/ Trent Statczar, Treasurer

Date June 29, 2005

* Print the name and title of each signing officer under his or her signature.